UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Large-Cap Core Fund
Class A:
PTMAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class A	$34	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 841,131,883
Number of fund holdings	188
Portfolio turnover rate for the period	56%
MF187E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.2%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.6%
Financial Services	5.6%
Broadline Retail	4.2%
Pharmaceuticals	4.2%
Aerospace & Defense	2.7%
Insurance	2.7%
Banks	2.6%
Biotechnology	2.5%
Oil, Gas & Consumable Fuels	2.4%
Hotels, Restaurants & Leisure	2.4%
Capital Markets	2.4%
Entertainment	2.0%
Health Care Equipment & Supplies	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.7%
Communications Equipment	1.6%
Health Care Providers & Services	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Beverages	1.5%
Specialty Retail	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.3%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Industrial Conglomerates	1.0%
Air Freight & Logistics	1.0%
Specialized REITs	1.0%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.9%
Ground Transportation	0.8%
Machinery	0.8%
Wireless Telecommunication Services	0.8%
Household Products	0.7%
Chemicals	0.7%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.5%
Trading Companies & Distributors	0.5%
Others*	2.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	A
NASDAQ	PTMAX
CUSIP	74441J100
MF187E2A

PGIM Quant Solutions Large-Cap Core Fund
Class C:
PTMCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class C	$70	1.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 841,131,883
Number of fund holdings	188
Portfolio turnover rate for the period	56%
MF187E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.2%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.6%
Financial Services	5.6%
Broadline Retail	4.2%
Pharmaceuticals	4.2%
Aerospace & Defense	2.7%
Insurance	2.7%
Banks	2.6%
Biotechnology	2.5%
Oil, Gas & Consumable Fuels	2.4%
Hotels, Restaurants & Leisure	2.4%
Capital Markets	2.4%
Entertainment	2.0%
Health Care Equipment & Supplies	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.7%
Communications Equipment	1.6%
Health Care Providers & Services	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Beverages	1.5%
Specialty Retail	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.3%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Industrial Conglomerates	1.0%
Air Freight & Logistics	1.0%
Specialized REITs	1.0%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.9%
Ground Transportation	0.8%
Machinery	0.8%
Wireless Telecommunication Services	0.8%
Household Products	0.7%
Chemicals	0.7%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.5%
Trading Companies & Distributors	0.5%
Others*	2.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	C
NASDAQ	PTMCX
CUSIP	74441J308
MF187E2C

PGIM Quant Solutions Large-Cap Core Fund
Class Z:
PTEZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class Z	$18	0.37%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 841,131,883
Number of fund holdings	188
Portfolio turnover rate for the period	56%
MF187E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.2%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.6%
Financial Services	5.6%
Broadline Retail	4.2%
Pharmaceuticals	4.2%
Aerospace & Defense	2.7%
Insurance	2.7%
Banks	2.6%
Biotechnology	2.5%
Oil, Gas & Consumable Fuels	2.4%
Hotels, Restaurants & Leisure	2.4%
Capital Markets	2.4%
Entertainment	2.0%
Health Care Equipment & Supplies	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.7%
Communications Equipment	1.6%
Health Care Providers & Services	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Beverages	1.5%
Specialty Retail	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.3%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Industrial Conglomerates	1.0%
Air Freight & Logistics	1.0%
Specialized REITs	1.0%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.9%
Ground Transportation	0.8%
Machinery	0.8%
Wireless Telecommunication Services	0.8%
Household Products	0.7%
Chemicals	0.7%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.5%
Trading Companies & Distributors	0.5%
Others*	2.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	Z
NASDAQ	PTEZX
CUSIP	74441J407
MF187E2Z

PGIM Quant Solutions Large-Cap Core Fund
Class R6:
PTMQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Core Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class R6	$17	0.35%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 841,131,883
Number of fund holdings	188
Portfolio turnover rate for the period	56%
MF187E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.2%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.6%
Financial Services	5.6%
Broadline Retail	4.2%
Pharmaceuticals	4.2%
Aerospace & Defense	2.7%
Insurance	2.7%
Banks	2.6%
Biotechnology	2.5%
Oil, Gas & Consumable Fuels	2.4%
Hotels, Restaurants & Leisure	2.4%
Capital Markets	2.4%
Entertainment	2.0%
Health Care Equipment & Supplies	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.7%
Communications Equipment	1.6%
Health Care Providers & Services	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Beverages	1.5%
Specialty Retail	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.3%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Industrial Conglomerates	1.0%
Air Freight & Logistics	1.0%
Specialized REITs	1.0%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.9%
Ground Transportation	0.8%
Machinery	0.8%
Wireless Telecommunication Services	0.8%
Household Products	0.7%
Chemicals	0.7%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.5%
Trading Companies & Distributors	0.5%
Others*	2.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	R6
NASDAQ	PTMQX
CUSIP	74441J688
MF187E2R6

PGIM Real Estate Income Fund
Class A:
PRKAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class A	$65	1.35%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 46,058,120
Number of fund holdings	41
Portfolio turnover rate for the period	78%
MF228E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Retail REITs	27.2%
Specialized REITs	25.5%
Office REITs	9.0%
Health Care REITs	8.9%
Residential REITs	7.5%
Industrial REITs	7.2%
Diversified REITs	5.7%
Hotel & Resort REITs	5.2%
Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.1%
Sector Classification	% of Net Assets
Health Care Facilities	1.9%
Real Estate Operating Companies	1.3%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	A
NASDAQ	PRKAX
CUSIP	74441J761
MF228E2A

PGIM Real Estate Income Fund
Class C:
PRKCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class C	$101	2.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 46,058,120
Number of fund holdings	41
Portfolio turnover rate for the period	78%
MF228E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Retail REITs	27.2%
Specialized REITs	25.5%
Office REITs	9.0%
Health Care REITs	8.9%
Residential REITs	7.5%
Industrial REITs	7.2%
Diversified REITs	5.7%
Hotel & Resort REITs	5.2%
Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.1%
Sector Classification	% of Net Assets
Health Care Facilities	1.9%
Real Estate Operating Companies	1.3%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	C
NASDAQ	PRKCX
CUSIP	74441J753
MF228E2C

PGIM Real Estate Income Fund
Class Z:
PRKZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class Z	$53	1.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 46,058,120
Number of fund holdings	41
Portfolio turnover rate for the period	78%
MF228E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Retail REITs	27.2%
Specialized REITs	25.5%
Office REITs	9.0%
Health Care REITs	8.9%
Residential REITs	7.5%
Industrial REITs	7.2%
Diversified REITs	5.7%
Hotel & Resort REITs	5.2%
Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.1%
Sector Classification	% of Net Assets
Health Care Facilities	1.9%
Real Estate Operating Companies	1.3%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	Z
NASDAQ	PRKZX
CUSIP	74441J746
MF228E2Z

PGIM Real Estate Income Fund
Class R6:
PRKQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class R6	$53	1.10%
WHAT ARE SOME KEY FUND STA
TIST
ICS AS OF 4/30/2025?

Fund’s net assets	$ 46,058,120
Number of fund holdings	41
Portfolio turnover rate for the period	78%
MF228E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLD
I
NGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Retail REITs	27.2%
Specialized REITs	25.5%
Office REITs	9.0%
Health Care REITs	8.9%
Residential REITs	7.5%
Industrial REITs	7.2%
Diversified REITs	5.7%
Hotel & Resort REITs	5.2%
Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.1%
Sector Classification	% of Net Assets
Health Care Facilities	1.9%
Real Estate Operating Companies	1.3%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	R6
NASDAQ	PRKQX
CUSIP	74441J670
MF228E2R6

PGIM Select Real Estate Fund
Class A:
SREAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class A	$63	1.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 182,130,640
Number of fund holdings	52
Portfolio turnover rate for the period	69%
MF223E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (1.7% represents investments purchased with collateral from securities on loan)	64.6%
Japan	9.6%
Australia	6.3%
United Kingdom	3.8%
Hong Kong	3.0%
Canada	2.6%
Singapore	2.4%
Germany	2.3%
Country Allocation	% of Net Assets
France	1.9%
Sweden	1.8%
Spain	1.5%
Belgium	1.1%
Switzerland	0.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional inform
ation
at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	A
NASDAQ	SREAX
CUSIP	74441J811
MF223E2A

PGIM Select Real Estate Fund
Class C:
SRECX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class C	$99	2.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 182,130,640
Number of fund holdings	52
Portfolio turnover rate for the period	69%
MF223E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (1.7% represents investments purchased with collateral from securities on loan)	64.6%
Japan	9.6%
Australia	6.3%
United Kingdom	3.8%
Hong Kong	3.0%
Canada	2.6%
Singapore	2.4%
Germany	2.3%
Country Allocation	% of Net Assets
France	1.9%
Sweden	1.8%
Spain	1.5%
Belgium	1.1%
Switzerland	0.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holding
s, and proxy
voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	C
NASDAQ	SRECX
CUSIP	74441J795
MF223E2C

PGIM Select Real Estate Fund
Class Z:
SREZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class Z	$51	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 182,130,640
Number of fund holdings	52
Portfolio turnover rate for the period	69%
MF223E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (1.7% represents investments purchased with collateral from securities on loan)	64.6%
Japan	9.6%
Australia	6.3%
United Kingdom	3.8%
Hong Kong	3.0%
Canada	2.6%
Singapore	2.4%
Germany	2.3%
Country Allocation	% of Net Assets
France	1.9%
Sweden	1.8%
Spain	1.5%
Belgium	1.1%
Switzerland	0.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	Z
NASDAQ	SREZX
CUSIP	74441J779
MF223E2Z

PGIM Select Real Estate Fund
Class R6:
SREQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class R6	$50	1.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 182,130,640
Number of fund holdings	52
Portfolio turnover rate for the period	69%
MF223E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (1.7% represents investments purchased with collateral from securities on loan)	64.6%
Japan	9.6%
Australia	6.3%
United Kingdom	3.8%
Hong Kong	3.0%
Canada	2.6%
Singapore	2.4%
Germany	2.3%
Country Allocation	% of Net Assets
France	1.9%
Sweden	1.8%
Spain	1.5%
Belgium	1.1%
Switzerland	0.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	R6
NASDAQ	SREQX
CUSIP	74441J787
MF223E2R6

PGIM Absolute Return Bond Fund
Class A:
PADAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Absolute Return Bond Fund (the “Fund”)
for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class A	$46	0.92%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 3,409,606,028
Number of fund holdings	1,086
Portfolio turnover rate for the period	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	55.0
AA	7.1
A	4.8
BBB	10.0
BB	9.5
B	3.9
CCC	0.6
Not Rated	9.3
Cash/Cash Equivalents	(0.2)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF213E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	A
NASDAQ	PADAX
CUSIP	74441J852
MF213E2A

PGIM Absolute Return Bond Fund
Class C:
PADCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Absolute Return Bond Fund (the “Fund”)
for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class C	$85	1.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 3,409,606,028
Number of fund holdings	1,086
Portfolio turnover rate for the period	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	55.0
AA	7.1
A	4.8
BBB	10.0
BB	9.5
B	3.9
CCC	0.6
Not Rated	9.3
Cash/Cash Equivalents	(0.2)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF213E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	C
NASDAQ	PADCX
CUSIP	74441J845
MF213E2C

PGIM Absolute Return Bond Fund
Class Z:
PADZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Absolute Return Bond Fund (the “Fund”)
for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class Z	$35	0.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 3,409,606,028
Number of fund holdings	1,086
Portfolio turnover rate for the period	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	55.0
AA	7.1
A	4.8
BBB	10.0
BB	9.5
B	3.9
CCC	0.6
Not Rated	9.3
Cash/Cash Equivalents	(0.2)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF213E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	Z
NASDAQ	PADZX
CUSIP	74441J829
MF213E2Z

PGIM Absolute Return Bond Fund
Class R6:
PADQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Absolute Return Bond Fund (the “Fund”)
for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class R6	$31	0.62%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 3,409,606,028
Number of fund holdings	1,086
Portfolio turnover rate for the period	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	55.0
AA	7.1
A	4.8
BBB	10.0
BB	9.5
B	3.9
CCC	0.6
Not Rated	9.3
Cash/Cash Equivalents	(0.2)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF213E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	R6
NASDAQ	PADQX
CUSIP	74441J837
MF213E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM Quant Solutions Large-Cap Core Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Quant Solutions Large-Cap Core Fund	2
PGIM Real Estate Income Fund	25
PGIM Select Real Estate Fund	38
Notes to Financial Statements	55

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

GS—Goldman Sachs & Co. LLC

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

Aerospace & Defense 2.7%

Boeing Co. (The)*	17,000	$3,115,080
General Electric Co.	29,900	6,026,046
Lockheed Martin Corp.(a)	12,300	5,876,325
Northrop Grumman Corp.	12,800	6,227,200
RTX Corp.	13,300	1,677,529

		22,922,180

Air Freight & Logistics 1.0%

FedEx Corp.	21,700	4,564,161
United Parcel Service, Inc. (Class B Stock)	41,600	3,964,480

		8,528,641

Automobiles 1.7%

General Motors Co.	118,100	5,342,844
Tesla, Inc.*	31,000	8,746,960

		14,089,804

Banks 2.6%

Bank of America Corp.	12,300	490,524
Citigroup, Inc.	31,200	2,133,456
JPMorgan Chase & Co.	34,881	8,532,590
Truist Financial Corp.	127,300	4,880,682
U.S. Bancorp	105,700	4,263,938
Wells Fargo & Co.	25,000	1,775,250

		22,076,440

Beverages 1.5%

Boston Beer Co., Inc. (The) (Class A Stock)*	4,300	1,056,940
Coca-Cola Co. (The)	130,200	9,446,010
PepsiCo, Inc.	14,100	1,911,678

		12,414,628

Biotechnology 2.5%

AbbVie, Inc.	30,451	5,940,990
Amgen, Inc.	22,300	6,487,516
Biogen, Inc.*	20,700	2,506,356

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Gilead Sciences, Inc.	42,300	$4,506,642
Natera, Inc.*	12,800	1,931,904

		21,373,408

Broadline Retail 4.2%

Amazon.com, Inc.*	189,640	34,973,409

Building Products 0.5%

Resideo Technologies, Inc.*	243,400	4,084,252

Capital Markets 2.4%

Bank of New York Mellon Corp. (The)	44,100	3,546,081
Goldman Sachs Group, Inc. (The)	2,100	1,149,855
Intercontinental Exchange, Inc.	14,000	2,351,580
Janus Henderson Group PLC	93,700	3,111,777
Morgan Stanley	21,000	2,423,820
Nasdaq, Inc.	18,200	1,387,022
S&P Global, Inc.	12,000	6,000,600
State Street Corp.	4,600	405,260

		20,375,995

Chemicals 0.7%

Celanese Corp.	12,400	551,924
DuPont de Nemours, Inc.	37,000	2,441,630
Ecolab, Inc.	12,100	3,042,303

		6,035,857

Communications Equipment 1.6%

Arista Networks, Inc.*	57,100	4,697,617
Cisco Systems, Inc.	150,882	8,710,418
Viavi Solutions, Inc.*	25,300	267,674

		13,675,709

Construction & Engineering 0.1%

Fluor Corp.*	9,600	334,944

Primoris Services Corp.	6,800	407,796

		742,740

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 3

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Construction Materials 0.6%

CRH PLC	50,000	$4,771,000

Consumer Finance 0.2%

Synchrony Financial	29,300	1,522,135

Consumer Staples Distribution & Retail 1.9%

Costco Wholesale Corp.	4,800	4,773,600
Target Corp.	52,100	5,038,070
United Natural Foods, Inc.*	91,200	2,435,952
Walmart, Inc.	37,000	3,598,250

		15,845,872

Diversified Telecommunication Services 0.6%
AT&T, Inc.	74,435	2,061,850
Verizon Communications, Inc.	62,900	2,771,374

		4,833,224

Electric Utilities 1.5%

American Electric Power Co., Inc.	4,000	433,360
Constellation Energy Corp.	25,200	5,630,688
NRG Energy, Inc.	44,700	4,898,226
Portland General Electric Co.	35,500	1,495,260

		12,457,534

Electrical Equipment 0.9%

Eaton Corp. PLC	6,700	1,972,279
Emerson Electric Co.	48,500	5,097,835
Rockwell Automation, Inc.	1,700	421,056
Sensata Technologies Holding PLC	20,100	430,140

		7,921,310

Electronic Equipment, Instruments & Components 0.3%

Belden, Inc.	4,100	422,751
Corning, Inc.	6,000	266,280
Zebra Technologies Corp. (Class A Stock)*	5,600	1,401,792

		2,090,823

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment 2.0%

Live Nation Entertainment, Inc.*	3,600	$476,820

Netflix, Inc.*	7,900	8,940,588

Walt Disney Co. (The)	79,800	7,257,810

		16,675,218

Financial Services 5.6%

Berkshire Hathaway, Inc. (Class B Stock)*	23,074	12,304,211
Fidelity National Information Services, Inc.	26,800	2,113,984
Global Payments, Inc.	25,400	1,938,274
Mastercard, Inc. (Class A Stock)	22,800	12,495,768
PayPal Holdings, Inc.*	69,800	4,595,632
Visa, Inc. (Class A Stock)	40,625	14,035,937

		47,483,806

Food Products 0.2%

Hain Celestial Group, Inc. (The)*	214,100	650,864

Ingredion, Inc.	5,400	717,228

		1,368,092

Ground Transportation 0.8%

CSX Corp.	67,000	1,880,690

Union Pacific Corp.	23,400	5,046,444

		6,927,134

Health Care Equipment & Supplies 2.0%

Abbott Laboratories	31,700	4,144,775

Becton, Dickinson & Co.	4,400	911,196

Boston Scientific Corp.*	3,100	318,897

Dexcom, Inc.*	62,600	4,468,388

Medtronic PLC	54,500	4,619,420

Stryker Corp.	5,500	2,056,560

		16,519,236

Health Care Providers & Services 1.5%

Centene Corp.*	91,200	5,458,320

Cigna Group (The)	4,700	1,598,188

Labcorp Holdings, Inc.	2,700	650,727

McKesson Corp.	1,900	1,354,301

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 5

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

Option Care Health, Inc.*	30,400	$982,224

Tenet Healthcare Corp.*	2,100	300,195

UnitedHealth Group, Inc.	6,300	2,592,072

		12,936,027

Health Care REITs 0.1%

Ventas, Inc.	6,000	420,480

Hotels, Restaurants & Leisure 2.4%

Bloomin’ Brands, Inc.	173,200	1,389,064

Booking Holdings, Inc.	1,520	7,750,906

Darden Restaurants, Inc.	18,300	3,671,712

Expedia Group, Inc.	7,300	1,145,589

Starbucks Corp.	19,700	1,576,985

Yum! Brands, Inc.	32,600	4,904,344

		20,438,600

Household Products 0.7%

Colgate-Palmolive Co.	19,600	1,806,924

Energizer Holdings, Inc.	73,000	1,973,920

Procter & Gamble Co. (The)	14,186	2,306,218

		6,087,062

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	39,000	390,000

Clearway Energy, Inc. (Class C Stock)	17,000	498,780

		888,780

Industrial Conglomerates 1.0%

3M Co.	51,000	7,084,410

Honeywell International, Inc.	7,800	1,641,900

		8,726,310

Industrial REITs 0.4%

Prologis, Inc.	33,100	3,382,820

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 2.7%

Allstate Corp. (The)	27,400	$5,435,886
Fidelity National Financial, Inc.	13,000	832,650
Genworth Financial, Inc. (Class A Stock)*	530,800	3,641,288
Kemper Corp.	12,200	721,264
MetLife, Inc.	33,600	2,532,432
Progressive Corp. (The)	25,900	7,297,066
Skyward Specialty Insurance Group, Inc.*	31,400	1,667,026
Travelers Cos., Inc. (The)	2,600	686,738

		22,814,350

Interactive Media & Services 6.6%

Alphabet, Inc. (Class A Stock)	111,780	17,750,664
Alphabet, Inc. (Class C Stock)	92,460	14,875,889
Meta Platforms, Inc. (Class A Stock)	41,380	22,717,620

		55,344,173

IT Services 1.2%

Accenture PLC (Ireland) (Class A Stock)	2,700	807,705
Cognizant Technology Solutions Corp. (Class A Stock)	69,000	5,076,330
Snowflake, Inc. (Class A Stock)*	26,900	4,290,281

		10,174,316

Life Sciences Tools & Services 0.9%

Danaher Corp.	15,200	3,029,816
Thermo Fisher Scientific, Inc.	11,014	4,725,006

		7,754,822

Machinery 0.8%

Allison Transmission Holdings, Inc.	22,300	2,056,952
Columbus McKinnon Corp.	45,000	668,250
Dover Corp.	5,200	887,380

Flowserve Corp.	20,000	904,600
Parker-Hannifin Corp.	500	302,530
Tennant Co.	21,900	1,580,304
Terex Corp.	8,800	309,760

		6,709,776

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 7

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities 1.3%

Ameren Corp.	17,600	$ 1,746,624
Avista Corp.	32,100	1,331,187
Black Hills Corp.	16,400	998,760
CMS Energy Corp.	56,200	4,139,130
DTE Energy Co.	4,900	671,300
NiSource, Inc.	48,000	1,877,280

		10,764,281

Oil, Gas & Consumable Fuels 2.4%

Chevron Corp.	35,500	4,830,130
ConocoPhillips	35,100	3,128,112
Devon Energy Corp.	13,000	395,330
Exxon Mobil Corp.	52,400	5,535,012
Kinetik Holdings, Inc.	35,100	1,451,034
Marathon Petroleum Corp.	4,300	590,863
Peabody Energy Corp.	31,200	385,008
Phillips 66	8,600	894,916
Valero Energy Corp.	17,300	2,008,357
Williams Cos., Inc. (The)	21,300	1,247,541

		20,466,303

Pharmaceuticals 4.2%

Amneal Pharmaceuticals, Inc.*	34,800	266,568
Elanco Animal Health, Inc.*	125,200	1,186,896
Eli Lilly & Co.	18,900	16,990,155
Johnson & Johnson	22,058	3,447,886
Merck & Co., Inc.	93,200	7,940,640
Pfizer, Inc.	210,500	5,138,305

		34,970,450

Professional Services 0.6%

Automatic Data Processing, Inc.	15,900	4,779,540

Real Estate Management & Development 0.4%

Compass, Inc. (Class A Stock)*	231,400	1,786,408
Cushman & Wakefield PLC*	45,600	427,272
Jones Lang LaSalle, Inc.*	6,300	1,432,683

		3,646,363

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 10.1%
Advanced Micro Devices, Inc.*	2,700	$262,845
Analog Devices, Inc.	31,500	6,139,980
Applied Materials, Inc.	7,800	1,175,538
Broadcom, Inc.	105,400	20,286,338
Lam Research Corp.	8,200	587,694
Micron Technology, Inc.	13,200	1,015,740
NVIDIA Corp.	440,600	47,990,152
QUALCOMM, Inc.	51,000	7,571,460
Synaptics, Inc.*	5,800	322,828

		85,352,575

Software 9.8%
Adobe, Inc.*	2,900	1,087,442
Autodesk, Inc.*	19,400	5,320,450
Five9, Inc.*	14,000	351,960
Fortinet, Inc.*(a)	13,600	1,411,136
Intapp, Inc.*	62,200	3,374,972
Intuit, Inc.	7,200	4,517,784
Microsoft Corp.	135,484	53,551,406
Palo Alto Networks, Inc.*	12,300	2,299,239
Salesforce, Inc.	27,300	7,335,783
ServiceNow, Inc.*	300	286,503
Teradata Corp.*	14,500	311,750
Verint Systems, Inc.*	162,800	2,871,792

		82,720,217

Specialized REITs 1.0%
Equinix, Inc.	6,700	5,767,025
Public Storage	7,600	2,283,268

		8,050,293

Specialty Retail 1.4%
Home Depot, Inc. (The)	20,000	7,209,800
Lowe’s Cos., Inc.	19,700	4,404,132

		11,613,932

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 9

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	292,280	$62,109,500
HP, Inc.	17,400	444,918

		62,554,418

Textiles, Apparel & Luxury Goods 0.2%
G-III Apparel Group Ltd.*	70,500	1,778,010

Tobacco 1.5%
Altria Group, Inc.	118,500	7,009,275
Philip Morris International, Inc.	32,900	5,637,744

		12,647,019

Trading Companies & Distributors 0.5%
W.W. Grainger, Inc.	600	614,586
WESCO International, Inc.	20,200	3,291,792

		3,906,378

Water Utilities 0.3%
American Water Works Co., Inc.	17,700	2,602,077

Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.	25,800	6,371,310

TOTAL LONG-TERM INVESTMENTS (cost $576,581,214)		827,609,129

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	11,134,195	11,134,195
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $194,965; includes $192,824 of cash collateral for securities on loan)(b)(wb)	195,121	194,984

TOTAL AFFILIATED MUTUAL FUNDS (cost $11,329,160)		11,329,179

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.3%
U.S. Treasury Bills (cost $2,585,822)	4.213%	06/17/25	2,600	$2,585,683

TOTAL SHORT-TERM INVESTMENTS (cost $13,914,982)				13,914,862

TOTAL INVESTMENTS 100.0% (cost $590,496,196)				841,523,991
Liabilities in excess of other assets(z) (0.0)%				(392,108)

NET ASSETS 100.0%				$841,131,883

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $188,934; cash collateral of $192,824 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
45	S&P 500 E-Mini Index	Jun. 2025	$12,570,750	$502,567

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 11

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$2,585,683

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$22,922,180	$—	$—
Air Freight & Logistics	8,528,641	—	—
Automobiles	14,089,804	—	—
Banks	22,076,440	—	—
Beverages.	12,414,628	—	—
Biotechnology	21,373,408	—	—
Broadline Retail	34,973,409	—	—
Building Products.	4,084,252	—	—
Capital Markets	20,375,995	—	—
Chemicals	6,035,857	—	—
Communications Equipment	13,675,709	—	—
Construction & Engineering.	742,740	—	—
Construction Materials	4,771,000	—	—
Consumer Finance	1,522,135	—	—
Consumer Staples Distribution & Retail	15,845,872	—	—
Diversified Telecommunication Services.	4,833,224	—	—
Electric Utilities	12,457,534	—	—
Electrical Equipment	7,921,310	—	—
Electronic Equipment, Instruments & Components	2,090,823	—	—
Entertainment	16,675,218	—	—
Financial Services	47,483,806	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Food Products	$1,368,092	$—	$—
Ground Transportation	6,927,134	—	—
Health Care Equipment & Supplies	16,519,236	—	—
Health Care Providers & Services	12,936,027	—	—
Health Care REITs.	420,480	—	—
Hotels, Restaurants & Leisure.	20,438,600	—	—
Household Products	6,087,062	—	—
Independent Power & Renewable Electricity Producers.	888,780	—	—
Industrial Conglomerates.	8,726,310	—	—
Industrial REITs.	3,382,820	—	—
Insurance	22,814,350	—	—
Interactive Media & Services	55,344,173	—	—
IT Services	10,174,316	—	—
Life Sciences Tools & Services.	7,754,822	—	—
Machinery.	6,709,776	—	—
Multi-Utilities	10,764,281	—	—
Oil, Gas & Consumable Fuels	20,466,303	—	—
Pharmaceuticals	34,970,450	—	—
Professional Services.	4,779,540	—	—
Real Estate Management & Development	3,646,363	—	—
Semiconductors & Semiconductor Equipment	85,352,575	—	—
Software	82,720,217	—	—
Specialized REITs	8,050,293	—	—
Specialty Retail.	11,613,932	—	—
Technology Hardware, Storage & Peripherals	62,554,418	—	—
Textiles, Apparel & Luxury Goods	1,778,010	—	—
Tobacco	12,647,019	—	—
Trading Companies & Distributors	3,906,378	—	—
Water Utilities	2,602,077	—	—
Wireless Telecommunication Services	6,371,310	—	—
Short-Term Investments
Affiliated Mutual Funds	11,329,179	—	—
U.S. Treasury Obligation	—	2,585,683	—

Total	$838,938,308	$2,585,683	$—

Other Financial Instruments*
Assets
Futures Contracts	$502,567	$—	$—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 13

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Semiconductors & Semiconductor Equipment	10.1%

Software	9.8

Technology Hardware, Storage & Peripherals	7.4

Interactive Media & Services	6.6

Financial Services	5.6

Broadline Retail	4.2

Pharmaceuticals	4.2

Aerospace & Defense	2.7

Insurance	2.7

Banks	2.6

Biotechnology	2.5

Oil, Gas & Consumable Fuels	2.4

Hotels, Restaurants & Leisure	2.4

Capital Markets	2.4

Entertainment	2.0

Health Care Equipment & Supplies	2.0

Consumer Staples Distribution & Retail	1.9

Automobiles	1.7

Communications Equipment	1.6

Health Care Providers & Services	1.5

Tobacco	1.5

Electric Utilities	1.5

Beverages	1.5

Specialty Retail	1.4

Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	1.3

Multi-Utilities	1.3

IT Services	1.2

Industrial Conglomerates	1.0

Air Freight & Logistics	1.0

Specialized REITs	1.0

Electrical Equipment	0.9%

Life Sciences Tools & Services	0.9

Ground Transportation	0.8

Machinery	0.8

Wireless Telecommunication Services	0.8

Household Products	0.7

Chemicals	0.7

Diversified Telecommunication Services	0.6

Professional Services	0.6

Construction Materials	0.6

Building Products	0.5

Trading Companies & Distributors	0.5

Real Estate Management & Development	0.4

Industrial REITs	0.4

Water Utilities	0.3

U.S. Treasury Obligations	0.3

Electronic Equipment, Instruments & Components	0.3

Textiles, Apparel & Luxury Goods	0.2

Consumer Finance	0.2

Food Products	0.2

Independent Power & Renewable Electricity

Producers	0.1

Construction & Engineering	0.1

Health Care REITs	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$502,567	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,056,651)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$406,541

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$12,667,475

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 15

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$188,934	$(188,934)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $188,934:
Unaffiliated investments (cost $579,167,036)	$830,194,812
Affiliated investments (cost $11,329,160)	11,329,179
Receivable for Fund shares sold	669,576
Dividends and interest receivable	305,461
Due from broker—variation margin futures	7,313
Prepaid expenses	2,775

Total Assets	842,509,116

Liabilities

Payable for Fund shares purchased	812,433
Management fee payable	200,976
Payable to broker for collateral for securities on loan	192,824
Distribution fee payable	103,291
Accrued expenses and other liabilities	37,133
Affiliated transfer agent fee payable	29,713
Trustees’ fees payable	863

Total Liabilities	1,377,233

Net Assets	$841,131,883

Net assets were comprised of:
Shares of beneficial interest, at par	$42,529
Paid-in capital in excess of par	559,339,193
Total distributable earnings (loss)	281,750,161

Net assets, April 30, 2025	$841,131,883

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 17

PGIM Quant Solutions Large-Cap Core Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A
Net asset value and redemption price per share, ($476,727,030 ÷ 24,494,368 shares of beneficial interest issued and outstanding)	$19.46
Maximum sales charge (5.50% of offering price)	1.13

Maximum offering price to public	$20.59

Class C
Net asset value, offering price and redemption price per share, ($10,836,867 ÷ 667,607 shares of beneficial interest issued and outstanding)	$16.23

Class Z
Net asset value, offering price and redemption price per share, ($253,569,811 ÷ 12,468,015 shares of beneficial interest issued and outstanding)	$20.34

Class R6
Net asset value, offering price and redemption price per share, ($99,998,175 ÷ 4,898,853 shares of beneficial interest issued and outstanding)	$20.41

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$5,723,262
Affiliated dividend income	275,881
Interest income	22,338
Affiliated income from securities lending, net	572

Total income	6,022,053

Expenses
Management fee	1,562,588
Distribution fee(a)	840,321
Transfer agent’s fees and expenses (including affiliated expense of $118,905)(a)	285,007
Custodian and accounting fees	41,279
Registration fees(a)	33,031
Shareholders’ reports	30,904
Professional fees	20,102
Audit fee	12,995
Trustees’ fees	10,330
Miscellaneous	15,571

Total expenses	2,852,128
Less: Fee waiver and/or expense reimbursement(a)	(169,467)
Distribution fee waiver(a)	(129,735)

Net expenses	2,552,926

Net investment income (loss)	3,469,127

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(245))	32,784,569
Futures transactions	(1,056,651)

31,727,918

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $19)	(68,814,033)
Futures	406,541

(68,407,492)

Net gain (loss) on investment transactions	(36,679,574)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(33,210,447)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	778,409	61,912	—	—
Transfer agent’s fees and expenses	247,072	10,828	25,948	1,159
Registration fees	10,424	6,642	7,988	7,977
Fee waiver and/or expense reimbursement	(86,637)	(13,715)	(41,053)	(28,062)
Distribution fee waiver	(129,735)	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 19

PGIM Quant Solutions Large-Cap Core Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,469,127	$7,227,168
Net realized gain (loss) on investment transactions	31,727,918	83,488,944
Net change in unrealized appreciation (depreciation) on investments	(68,407,492)	165,673,031

Net increase (decrease) in net assets resulting from operations	(33,210,447)	256,389,143

Dividends and Distributions
Distributions from distributable earnings
Class A	(54,198,121)	(15,634,208)
Class C	(1,516,823)	(513,234)
Class Z	(25,597,109)	(838,560)
Class R6	(11,061,504)	(7,877,677)

	(92,373,557)	(24,863,679)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	252,332,235	154,726,965
Net asset value of shares issued in reinvestment of dividends and distributions	91,614,393	24,632,216
Cost of shares purchased	(273,840,883)	(216,469,945)

Net increase (decrease) in net assets from Fund share transactions	70,105,745	(37,110,764)

Total increase (decrease)	(55,478,259)	194,414,700

Net Assets:
Beginning of period	896,610,142	702,195,442

End of period	$841,131,883	$896,610,142

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.48		$16.80	$15.75	$21.09	$15.17	$15.17
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.15	0.16	0.18	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.75)		6.17	1.26	(2.46)	6.14	0.43
Total from investment operations	(0.68)		6.32	1.42	(2.28)	6.30	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.18)	(0.19)	(0.17)	(0.19)	(0.19)
Distributions from net realized gains	(2.18)		(0.46)	(0.18)	(2.89)	(0.19)	(0.43)
Total dividends and distributions	(2.34)		(0.64)	(0.37)	(3.06)	(0.38)	(0.62)
Net asset value, end of period	$19.46		$22.48	$16.80	$15.75	$21.09	$15.17
Total Return(b):	(4.04)%		38.49%	9.16%	(12.84)%	42.24%	4.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$476,727		$524,581	$412,198	$411,798	$522,601	$382,165
Average net assets (000)	$523,240		$498,458	$423,340	$468,874	$475,322	$389,009
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.70%	0.72%	0.72%	0.72%	0.72%
Expenses before waivers and/or expense reimbursement	0.78	%(d)	0.79%	0.83%	0.83%	0.81%	0.83%
Net investment income (loss)	0.66	%(d)	0.75%	0.97%	1.03%	0.84%	1.26%
Portfolio turnover rate(e)	56%		113%	96%	98%	101%	92%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 21

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.06		$14.35	$13.51	$18.52	$13.38	$13.46
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	0.01	0.04	0.05	0.02	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.60)		5.25	1.08	(2.11)	5.42	0.38
Total from investment operations	(0.61)		5.26	1.12	(2.06)	5.44	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.09)	(0.10)	(0.06)	(0.11)	(0.10)
Distributions from net realized gains	(2.18)		(0.46)	(0.18)	(2.89)	(0.19)	(0.43)
Total dividends and distributions	(2.22)		(0.55)	(0.28)	(2.95)	(0.30)	(0.53)
Net asset value, end of period	$16.23		$19.06	$14.35	$13.51	$18.52	$13.38
Total Return(c):	(4.38)%		37.45%	8.37%	(13.46)%	41.25%	3.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,837		$13,239	$13,876	$15,992	$22,453	$21,047
Average net assets (000)	$12,485		$14,335	$15,468	$19,087	$22,342	$24,287
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.44	%(e)	1.44%	1.44%	1.44%	1.44%	1.44%
Expenses before waivers and/or expense reimbursement	1.66	%(e)	1.68%	1.65%	1.65%	1.59%	1.59%
Net investment income (loss)	(0.08	)%(e)	0.03%	0.27%	0.30%	0.14%	0.56%
Portfolio turnover rate(f)	56%		113%	96%	98%	101%	92%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.41		$17.47	$16.38	$21.79	$15.67	$15.65
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.21	0.24	0.21	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.76)		6.41	1.31	(2.55)	6.32	0.44
Total from investment operations	(0.66)		6.62	1.52	(2.31)	6.53	0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.22)	(0.25)	(0.21)	(0.22)	(0.22)
Distributions from net realized gains	(2.18)		(0.46)	(0.18)	(2.89)	(0.19)	(0.43)
Total dividends and distributions	(2.41)		(0.68)	(0.43)	(3.10)	(0.41)	(0.65)
Net asset value, end of period	$20.34		$23.41	$17.47	$16.38	$21.79	$15.67
Total Return(b):	(3.84)%		38.82%	9.43%	(12.54)%	42.44%	4.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$253,570		$34,831	$21,379	$20,647	$25,663	$47,730
Average net assets (000)	$226,262		$28,654	$21,455	$23,609	$60,616	$64,099
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.37	%(d)	0.45%	0.46%	0.42%	0.49%	0.48%
Expenses before waivers and/or expense reimbursement	0.41	%(d)	0.56%	0.54%	0.54%	0.55%	0.55%
Net investment income (loss)	0.93	%(d)	1.00%	1.22%	1.34%	1.10%	1.54%
Portfolio turnover rate(e)	56%		113%	96%	98%	101%	92%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 23

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.50		$17.53	$16.42	$21.86	$15.70	$15.68
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.24	0.23	0.25	0.23	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.79)		6.43	1.31	(2.56)	6.36	0.44
Total from investment operations	(0.67)		6.67	1.54	(2.31)	6.59	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.24)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized gains	(2.18)		(0.46)	(0.18)	(2.89)	(0.19)	(0.43)
Total dividends and distributions	(2.42)		(0.70)	(0.43)	(3.13)	(0.43)	(0.67)
Net asset value, end of period	$20.41		$23.50	$17.53	$16.42	$21.86	$15.70
Total Return(b):	(3.86)%		39.00%	9.56%	(12.52)%	42.79%	4.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99,998		$323,959	$254,742	$228,073	$295,432	$132,446
Average net assets (000)	$138,320		$289,187	$248,145	$258,329	$204,016	$105,498
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	0.39	%(d)	0.39%	0.39%	0.39%	0.38%	0.40%
Net investment income (loss)	1.07	%(d)	1.10%	1.33%	1.38%	1.17%	1.60%
Portfolio turnover rate(e)	56%		113%	96%	98%	101%	92%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 79.6%

Diversified REITs 3.2%
LondonMetric Property PLC (United Kingdom)	399,967	$1,026,199
Merlin Properties Socimi SA (Spain)	41,281	468,138

		1,494,337

Health Care Facilities 1.9%
Chartwell Retirement Residences (Canada), UTS	70,565	886,029

Health Care REITs 8.9%
Global Medical REIT, Inc.	114,913	889,427
Healthcare Realty Trust, Inc.	94,037	1,460,394
National Health Investors, Inc.	23,191	1,754,863

		4,104,684

Hotel & Resort REITs 2.9%
Invincible Investment Corp. (Japan)	1,624	671,212
Ryman Hospitality Properties, Inc.(a)	7,389	649,863

		1,321,075

Industrial REITs 5.2%
CapitaLand Ascendas REIT (Singapore)	413,111	841,779
LXP Industrial Trust	100,817	795,446
STAG Industrial, Inc.	22,933	757,477

		2,394,702

Office REITs 4.3%
Kilroy Realty Corp.	19,340	609,403
Orix JREIT, Inc. (Japan)	439	552,910
Piedmont Office Realty Trust, Inc. (Class A Stock)	135,970	803,583

		1,965,896

Real Estate Operating Companies 1.2%
PSP Swiss Property AG (Switzerland)	3,268	581,935

Residential REITs 7.5%
Equity Residential	26,844	1,886,060

See Notes to Financial Statements.

PGIM Real Estate Income Fund 25

PGIM Real Estate Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs (cont’d.)
Essex Property Trust, Inc.	3,906	$1,090,360
InterRent Real Estate Investment Trust (Canada)	56,702	464,359

		3,440,779

Retail REITs 22.5%
Brixmor Property Group, Inc.	33,167	826,190
CapitaLand Integrated Commercial Trust (Singapore)	621,462	1,022,741
Link REIT (Hong Kong)	144,094	674,627
Realty Income Corp.	9,940	575,128
Regency Centers Corp.	27,382	1,976,433
Scentre Group (Australia)	831,219	1,925,721
Simon Property Group, Inc.	18,249	2,872,028
Supermarket Income REIT PLC (United Kingdom)	459,737	477,011

		10,349,879

Specialized REITs 22.0%
Digital Realty Trust, Inc.	4,493	721,306
EPR Properties	37,818	1,871,613
Equinix, Inc.	3,791	3,263,103
National Storage Affiliates Trust	14,228	529,282
Smartstop Self Storage REIT, Inc.	53,590	1,883,152
VICI Properties, Inc.	57,733	1,848,611

		10,117,067

TOTAL COMMON STOCKS (cost $35,694,471)		36,656,383

PREFERRED STOCKS 19.8%

Diversified REITs 2.5%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	56,426	1,149,962

Hotel & Resort REITs 2.4%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	65,841	1,096,253

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

PREFERRED STOCKS (Continued)

Industrial REITs 1.9%

Rexford Industrial Realty, Inc., Series C, 5.625%, Maturing 05/20/25(oo)	40,584	$899,341

Office REITs 4.7%

Vornado Realty Trust, Series M, 5.250%, Maturing 05/30/25(oo)	128,842	2,174,853

Retail REITs 4.8%

Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	127,049	2,191,595

Specialized REITs 3.5%

EPR Properties, Series G, 5.750%, Maturing 05/30/25(a)(oo)	61,697	1,238,876
Public Storage, Series H, 5.600%, Maturing 05/30/25(oo)	17,451	397,185

		1,636,061

TOTAL PREFERRED STOCKS
(cost $9,292,136)		9,148,065

TOTAL LONG-TERM INVESTMENTS
(cost $44,986,607)		45,804,448

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	277,216	277,216
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $685,393; includes $682,140 of cash collateral for securities on loan)(b)(wb)	685,836	685,355

TOTAL SHORT-TERM INVESTMENTS (cost $962,609)		962,571

TOTAL INVESTMENTS 101.5% (cost $45,949,216)		46,767,019
Liabilities in excess of other assets (1.5)%		(708,899)

NET ASSETS 100.0%		$46,058,120

See Notes to Financial Statements.

PGIM Real Estate Income Fund 27

PGIM Real Estate Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $672,155; cash collateral of $682,140 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$—	$1,494,337	$—
Health Care Facilities	886,029	—	—
Health Care REITs	4,104,684	—	—
Hotel & Resort REITs	649,863	671,212	—
Industrial REITs	1,552,923	841,779	—
Office REITs	1,412,986	552,910	—
Real Estate Operating Companies	—	581,935	—
Residential REITs	3,440,779	—	—
Retail REITs	6,249,779	4,100,100	—
Specialized REITs	10,117,067	—	—
Preferred Stocks
Diversified REITs	1,149,962	—	—
Hotel & Resort REITs	1,096,253	—	—
Industrial REITs	899,341	—	—
Office REITs	2,174,853	—	—
Retail REITs	2,191,595	—	—
Specialized REITs	1,636,061	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$962,571	$—	$—

Total	$38,524,746	$8,242,273	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Retail REITs	27.3%
Specialized REITs	25.5
Office REITs	9.0
Health Care REITs	8.9
Residential REITs	7.5
Industrial REITs	7.1
Diversified REITs	5.7
Hotel & Resort REITs	5.3
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	2.1

Health Care Facilities	1.9%
Real Estate Operating Companies	1.2

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$672,155	$(672,155)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 29

PGIM Real Estate Income Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value, including securities on loan of $672,155:
Unaffiliated investments (cost $44,986,607)	$45,804,448
Affiliated investments (cost $962,609)	962,571
Foreign currency, at value (cost $23)	23
Dividends receivable	77,985
Tax reclaim receivable	35,916
Receivable for Fund shares sold	24,308
Prepaid expenses	521

Total Assets	46,905,772

Liabilities
Payable to broker for collateral for securities on loan	682,140
Payable for Fund shares purchased	82,404
Accrued expenses and other liabilities	40,480
Management fee payable	23,329
Custodian and accounting fees payable	18,022
Trustees’ fees payable	716
Affiliated transfer agent fee payable	338
Distribution fee payable	223

Total Liabilities	847,652

Net Assets	$46,058,120

Net assets were comprised of:
Shares of beneficial interest, at par	$6,375
Paid-in capital in excess of par	44,999,258
Total distributable earnings (loss)	1,052,487

Net assets, April 30, 2025	$46,058,120

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A
Net asset value and redemption price per share, ($706,454 ÷ 98,032 shares of beneficial interest issued and outstanding)	$7.21
Maximum sales charge (5.50% of offering price)	0.42

Maximum offering price to public	$7.63

Class C
Net asset value, offering price and redemption price per share, ($101,950 ÷ 14,147 shares of beneficial interest issued and outstanding)	$7.21

Class Z
Net asset value, offering price and redemption price per share, ($14,106,638 ÷ 1,947,549 shares of beneficial interest issued and outstanding)	$7.24

Class R6
Net asset value, offering price and redemption price per share, ($31,143,078 ÷ 4,315,482 shares of beneficial interest issued and outstanding)	$7.22

See Notes to Financial Statements.

PGIM Real Estate Income Fund 31

PGIM Real Estate Income Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $19,958 foreign withholding tax)	$934,845
Affiliated dividend income	6,056
Income from securities lending, net (including affiliated income of $376)	758

Total income	941,659

Expenses
Management fee	200,950
Distribution fee(a)	1,646
Custodian and accounting fees	21,139
Professional fees	18,542
Audit fee	18,311
Registration fees(a)	17,861
Shareholders’ reports	9,406
Transfer agent’s fees and expenses (including affiliated expense of $1,331)(a)	5,869
Trustees’ fees	5,070
SEC registration fees	284
Miscellaneous	10,776

Total expenses	309,854
Less: Fee waiver and/or expense reimbursement(a)	(31,665)
Distribution fee waiver(a)	(182)

Net expenses	278,007

Net investment income (loss)	663,652

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(204))	932,046
Foreign currency transactions	(477)

931,569

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(38))	(5,201,229)
Foreign currencies	1,726

(5,199,503)

Net gain (loss) on investment and foreign currency transactions	(4,267,934)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(3,604,282)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,092	554	—	—
Registration fees	3,573	3,895	6,344	4,049
Transfer agent’s fees and expenses	853	222	4,449	345
Fee waiver and/or expense reimbursement	(4,543)	(4,134)	(12,981)	(10,007)
Distribution fee waiver	(182)	—	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$663,652	$1,654,076
Net realized gain (loss) on investment and foreign currency transactions	931,569	3,006,062
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,199,503)	9,904,772

Net increase (decrease) in net assets resulting from operations	(3,604,282)	14,564,910

Dividends and Distributions
Distributions from distributable earnings
Class A	(30,058)	(23,772)
Class C	(4,418)	(4,672)
Class Z	(673,460)	(54,570)
Class R6	(1,430,814)	(1,672,200)

	(2,138,750)	(1,755,214)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	18,315,379	16,572,671
Net asset value of shares issued in reinvestment of dividends and distributions	2,137,201	1,753,806
Cost of shares purchased	(20,967,197)	(8,342,612)

Net increase (decrease) in net assets from Fund share transactions	(514,617)	9,983,865

Total increase (decrease)	(6,257,649)	22,793,561

Net Assets:

Beginning of period	52,315,769	29,522,208

End of period	$46,058,120	$52,315,769

See Notes to Financial Statements.

PGIM Real Estate Income Fund 33

PGIM Real Estate Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.04		$5.85	$6.18		$10.26	$7.67	$10.66
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.26	0.22		0.32	0.25	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.61)		2.21	(0.29)		(1.99)	2.70	(2.43)
Total from investment operations	(0.52)		2.47	(0.07)		(1.67)	2.95	(2.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.22)		(0.29)	(0.36)	(0.63)
Tax return of capital distributions	-		-	(0.04)		(0.10)	-	(0.14)
Distributions from net realized gains	(0.18)		(0.01)	-		(2.02)	-	(0.06)
Total dividends and distributions	(0.31)		(0.28)	(0.26)		(2.41)	(0.36)	(0.83)
Net asset value, end of period	$7.21		$8.04	$5.85		$6.18	$10.26	$7.67
Total Return(b):	(6.62)%		42.57%	(1.24)%		(20.18)%	38.84%	(21.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$706		$745	$524		$738	$1,582	$866
Average net assets (000)	$734		$607	$705		$1,190	$1,428	$796
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35	%(d)	1.35%	1.36	%(e)	1.35%	1.35%	1.36%
Expenses before waivers and/or expense reimbursement	2.65	%(d)	2.96%	2.79%		2.39%	2.16%	4.78%
Net investment income (loss)	2.37	%(d)	3.74%	3.40%		4.16%	2.56%	3.18%
Portfolio turnover rate(f)	78%		112%	92%		90%	201%	235%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.04		$5.85		$6.18		$10.26	$7.67	$10.66
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.21		0.17		0.20	0.18	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.61)		2.20		(0.29)		(1.93)	2.70	(2.45)
Total from investment operations	(0.55)		2.41		(0.12)		(1.73)	2.88	(2.22)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.21)		(0.17)		(0.23)	(0.29)	(0.57)
Tax return of capital distributions	-		-		(0.04)		(0.10)	-	(0.14)
Distributions from net realized gains	(0.18)		(0.01)		-		(2.02)	-	(0.06)
Total dividends and distributions	(0.28)		(0.22)		(0.21)		(2.35)	(0.29)	(0.77)
Net asset value, end of period	$7.21		$8.04		$5.85		$6.18	$10.26	$7.67
Total Return(b):	(6.98)%		41.57%		(2.01)%		(20.81)%	37.84%	(21.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102		$131		$167		$178	$277	$268
Average net assets (000)	$112		$154		$221		$240	$302	$500
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.10	%(d)	2.11	%(e)	2.11	%(e)	2.10%	2.10%	2.11%
Expenses before waivers and/or expense reimbursement	9.56	%(d)	7.63%		5.30%		5.03%	4.27%	6.45%
Net investment income (loss)	1.51	%(d)	3.07%		2.63%		2.65%	1.92%	2.62%
Portfolio turnover rate(f)	78%		112%		92%		90%	201%	235%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 35

PGIM Real Estate Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.08		$5.87	$6.20		$10.29	$7.69	$10.69
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.28	0.26		0.28	0.28	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.62)		2.22	(0.31)		(1.94)	2.71	(2.49)
Total from investment operations	(0.52)		2.50	(0.05)		(1.66)	2.99	(2.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.24)		(0.31)	(0.39)	(0.65)
Tax return of capital distributions	-		-	(0.04)		(0.10)	-	(0.14)
Distributions from net realized gains	(0.18)		(0.01)	-		(2.02)	-	(0.06)
Total dividends and distributions	(0.32)		(0.29)	(0.28)		(2.43)	(0.39)	(0.85)
Net asset value, end of period	$7.24		$8.08	$5.87		$6.20	$10.29	$7.69
Total Return(b):	(6.59)%		43.11%	(0.99)%		(20.03)%	39.19%	(21.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,107		$3,712	$451		$7,024	$10,941	$7,797
Average net assets (000)	$13,791		$958	$1,033		$7,858	$11,287	$9,743
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.11	%(e)	1.10%	1.10%	1.11%
Expenses before waivers and/or expense reimbursement	1.29	%(d)	2.83%	2.22%		1.34%	1.38%	2.54%
Net investment income (loss)	2.72	%(d)	3.71%	4.08%		3.67%	2.92%	3.81%
Portfolio turnover rate(f)	78%		112%	92%		90%	201%	235%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.06		$5.86	$6.19		$10.27	$7.68	$10.67
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.28	0.24		0.28	0.27	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.62)		2.21	(0.29)		(1.93)	2.71	(2.26)
Total from investment operations	(0.52)		2.49	(0.05)		(1.65)	2.98	(2.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.24)		(0.31)	(0.39)	(0.65)
Tax return of capital distributions	-		-	(0.04)		(0.10)	-	(0.14)
Distributions from net realized gains	(0.18)		(0.01)	-		(2.02)	-	(0.06)
Total dividends and distributions	(0.32)		(0.29)	(0.28)		(2.43)	(0.39)	(0.85)
Net asset value, end of period	$7.22		$8.06	$5.86		$6.19	$10.27	$7.68
Total Return(b):	(6.49)%		42.84%	(0.98)%		(19.95)%	39.11%	(21.03)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,143		$47,727	$28,381		$20,150	$29,642	$23,216
Average net assets (000)	$36,017		$40,162	$23,207		$24,849	$33,597	$675
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.12	%(e)	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.16	%(d)	1.23%	1.49%		1.24%	1.15%	3.80%
Net investment income (loss)	2.62	%(d)	3.96%	3.69%		3.72%	2.82%	1.36%
Portfolio turnover rate(f)	78%		112%	92%		90%	201%	235%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 37

PGIM Select Real Estate Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Diversified REITs 6.9%
Essential Properties Realty Trust, Inc.	109,989	$3,538,346
LondonMetric Property PLC (United Kingdom)	1,181,869	3,032,332
Merlin Properties Socimi SA (Spain)	243,276	2,758,817
Stockland (Australia)	891,151	3,131,716

		12,461,211

Health Care Providers & Services 1.4%
Chartwell Retirement Residences (Canada) , UTS	206,495	2,592,796

Health Care REITs 10.8%
American Healthcare REIT, Inc.	93,184	3,007,979
Global Medical REIT, Inc.	271,809	2,103,802
Healthcare Realty Trust, Inc.	110,618	1,717,898
Welltower, Inc.	83,999	12,817,407

		19,647,086

Hotel & Resort REITs 2.2%
Invincible Investment Corp. (Japan)	6,438	2,660,877
Ryman Hospitality Properties, Inc.(a)	15,460	1,359,707

		4,020,584

Industrial REITs 10.2%
Americold Realty Trust, Inc.	131,029	2,534,101
CapitaLand Ascendas REIT (Singapore)	778,380	1,586,073
First Industrial Realty Trust, Inc.	95,474	4,542,653
GLP J-REIT (Japan)	2,195	1,893,291
Goodman Group (Australia)	139,216	2,665,129
Prologis, Inc.	52,698	5,385,735

		18,606,982

IT Services 1.2%
NEXTDC Ltd. (Australia)*	293,312	2,226,922

Office REITs 5.3%
Kilroy Realty Corp.(a)	41,953	1,321,939
Nippon Building Fund, Inc. (Japan)	2,810	2,608,268

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Office REITs (cont’d.)

Orix JREIT, Inc. (Japan)	1,463	$ 1,842,613
SL Green Realty Corp.	74,275	3,907,608

		9,680,428

Real Estate Management & Development 10.8%

Catena AB (Sweden)	37,620	1,771,012
Fastighets AB Balder (Sweden) (Class B Stock)*	201,773	1,450,433
Grainger PLC (United Kingdom)	554,771	1,591,609
Mitsui Fudosan Co. Ltd. (Japan)	504,429	4,999,218
PSP Swiss Property AG (Switzerland)	4,575	814,673
Sumitomo Realty & Development Co. Ltd. (Japan)	93,384	3,478,209
Sun Hung Kai Properties Ltd. (Hong Kong)	140,065	1,328,715
Vonovia SE (Germany)	128,379	4,258,343

		19,692,212

Residential REITs 11.1%

Equity Residential	71,529	5,025,627
Essex Property Trust, Inc.	24,530	6,847,549
InterRent Real Estate Investment Trust (Canada)	257,489	2,108,698
UNITE Group PLC (The) (United Kingdom)	200,504	2,303,595
Veris Residential, Inc.	252,034	3,911,568

		20,197,037

Retail REITs 18.9%

Agree Realty Corp.	105,980	8,225,108
CapitaLand Integrated Commercial Trust (Singapore)	1,692,491	2,785,334
Curbline Properties Corp.	122,093	2,794,709
Klepierre SA (France)	94,985	3,476,752
Link REIT (Hong Kong)	871,858	4,081,914
Regency Centers Corp.	48,544	3,503,906
Scentre Group (Australia)	1,458,654	3,379,327
Simon Property Group, Inc.	39,558	6,225,638

		34,472,688

Specialized REITs 20.2%

Digital Realty Trust, Inc.	11,803	1,894,853
EPR Properties	52,163	2,581,547
Equinix, Inc.	15,229	13,108,362
Iron Mountain, Inc.	64,594	5,792,144

See Notes to Financial Statements.

PGIM Select Real Estate Fund 39

PGIM Select Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)
National Storage Affiliates Trust	122,444	$4,554,917
Shurgard Self Storage Ltd. (Belgium)	47,452	1,968,834
Smartstop Self Storage REIT, Inc.	193,335	6,793,792

		36,694,449

TOTAL LONG-TERM INVESTMENTS (cost $157,669,725)		180,292,395

SHORT-TERM INVESTMENTS 2.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	1,260,840	1,260,840
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $3,029,768; includes $3,020,457 of cash collateral for securities on loan)(b)(wb)	3,031,865	3,029,743

TOTAL SHORT-TERM INVESTMENTS (cost $4,290,608)		4,290,583

TOTAL INVESTMENTS 101.3% (cost $161,960,333)		184,582,978
Liabilities in excess of other assets (1.3)%		(2,452,338)

NET ASSETS 100.0%		$182,130,640

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,949,633; cash collateral of $3,020,457 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$11,403,094	$—
Belgium	—	1,968,834	—
Canada	4,701,494	—	—
France	—	3,476,752	—
Germany	—	4,258,343	—
Hong Kong	—	5,410,628	—
Japan	—	17,482,476	—
Singapore	—	4,371,407	—
Spain	—	2,758,817	—
Sweden	—	3,221,445	—
Switzerland	—	814,673	—
United Kingdom	—	6,927,537	—
United States	113,496,895	—	—
Short-Term Investments
Affiliated Mutual Funds	4,290,583	—	—

Total	$122,488,972	$62,094,006	$—

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

United States (including 1.7% of collateral for securities on loan)	64.6%
Japan	9.6
Australia	6.3
United Kingdom	3.9
Hong Kong	3.0
Canada	2.5
Singapore	2.4
Germany	2.3
France	1.9

Sweden	1.8%
Spain	1.5
Belgium	1.1
Switzerland	0.4

101.3
Liabilities in excess of other assets	(1.3)

100.0%

See Notes to Financial Statements.

PGIM Select Real Estate Fund 41

PGIM Select Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$2,949,633	$(2,949,633)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value, including securities on loan of $2,949,633:
Unaffiliated investments (cost $157,669,725)	$180,292,395
Affiliated investments (cost $4,290,608)	4,290,583
Foreign currency, at value (cost $19)	20
Receivable for investments sold	1,592,312
Tax reclaim receivable	380,434
Dividends receivable	306,809
Receivable for Fund shares sold	297,349
Prepaid expenses	3,087

Total Assets	187,162,989

Liabilities
Payable to broker for collateral for securities on loan	3,020,457
Payable for investments purchased	1,625,686
Payable for Fund shares purchased	173,502
Management fee payable	104,977
Accrued expenses and other liabilities	103,967
Distribution fee payable	1,646
Affiliated transfer agent fee payable	1,337
Trustees’ fees payable	777

Total Liabilities	5,032,349

Net Assets	$182,130,640

Net assets were comprised of:
Shares of beneficial interest, at par	$14,006
Paid-in capital in excess of par	222,685,213
Total distributable earnings (loss)	(40,568,579)

Net assets, April 30, 2025	$182,130,640

See Notes to Financial Statements.

PGIM Select Real Estate Fund 43

PGIM Select Real Estate Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A
Net asset value and redemption price per share,
($2,780,777 ÷ 213,726 shares of beneficial interest issued and outstanding)	$13.01
Maximum sales charge (5.50% of offering price)	0.76

Maximum offering price to public	$13.77

Class C
Net asset value, offering price and redemption price per share,
($1,346,098 ÷ 104,946 shares of beneficial interest issued and outstanding)	$12.83

Class Z
Net asset value, offering price and redemption price per share,
($158,426,316 ÷ 12,156,608 shares of beneficial interest issued and outstanding)	$13.03

Class R6
Net asset value, offering price and redemption price per share,
($19,577,449 ÷ 1,530,798 shares of beneficial interest issued and outstanding)	$12.79

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $120,363 foreign withholding tax)	$2,903,352
Affiliated dividend income	22,840
Affiliated income from securities lending, net	1,357

Total income	2,927,549

Expenses
Management fee	756,476
Distribution fee(a)	11,865
Transfer agent’s fees and expenses (including affiliated expense of $4,971)(a)	115,889
Custodian and accounting fees	32,662
Registration fees(a)	32,452
Professional fees	19,388
Audit fee	18,368
Shareholders’ reports	18,032
Trustees’ fees	5,996
Miscellaneous	29,529

Total expenses	1,040,657
Less: Fee waiver and/or expense reimbursement(a)	(35,409)
Distribution fee waiver(a)	(726)

Net expenses	1,004,522

Net investment income (loss)	1,923,027

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(998))	(2,661,767)
Foreign currency transactions	(12,906)

(2,674,673)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(25))	(8,088,332)
Foreign currencies	29,925

(8,058,407)

Net gain (loss) on investment and foreign currency transactions	(10,733,080)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(8,810,053)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	4,356	7,509	—	—
Transfer agent’s fees and expenses	4,115	1,308	108,210	2,256
Registration fees	5,982	4,900	12,904	8,666
Fee waiver and/or expense reimbursement	(8,325)	(5,293)	(21,791)	—
Distribution fee waiver	(726)	—	—	—

See Notes to Financial Statements.

PGIM Select Real Estate Fund 45

PGIM Select Real Estate Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,923,027	$3,894,732
Net realized gain (loss) on investment and foreign currency transactions	(2,674,673)	11,937,970
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,058,407)	35,981,036

Net increase (decrease) in net assets resulting from operations	(8,810,053)	51,813,738

Dividends and Distributions
Distributions from distributable earnings
Class A	(37,292)	(146,453)
Class C	(12,924)	(31,688)
Class Z	(2,372,413)	(4,023,109)
Class R6	(299,979)	(721,679)

	(2,722,608)	(4,922,929)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	33,113,083	73,538,206
Net asset value of shares issued in reinvestment of dividends and distributions	2,721,654	4,913,737
Cost of shares purchased	(48,799,216)	(92,467,650)

Net increase (decrease) in net assets from Fund share transactions	(12,964,479)	(14,015,707)

Total increase (decrease)	(24,497,140)	32,875,102

Net Assets:
Beginning of period	206,627,780	173,752,678

End of period	$182,130,640	$206,627,780

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.75		$10.57		$10.84		$15.54	$11.48	$13.18
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.24		0.20	(b)	0.14	0.10	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.69)		3.26		(0.25	)(c)	(4.12)	4.18	(1.16)
Total from investment operations	(0.57)		3.50		(0.05)		(3.98)	4.28	(1.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.32)		(0.22)		(0.22)	(0.22)	(0.43)
Tax return of capital distributions	-		-		-		(0.04)	-	-
Distributions from net realized gains	-		-		-		(0.46)	-	(0.26)
Total dividends and distributions	(0.17)		(0.32)		(0.22)		(0.72)	(0.22)	(0.69)
Net asset value, end of period	$13.01		$13.75		$10.57		$10.84	$15.54	$11.48
Total Return(d):	(4.10)%		33.31%		(0.62)%		(26.71)%	37.61%	(7.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,781		$3,312		$5,278		$10,982	$6,733	$3,878
Average net assets (000)	$2,928		$5,653		$9,796		$11,632	$4,803	$4,534
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.30	%(f)	1.31	%(g)	1.32	%(g)	1.30%	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.92	%(f)	1.63%		1.43%		1.44%	1.57%	2.11%
Net investment income (loss)	1.81	%(f)	1.94%		1.73%		1.05%	0.74%	1.26%
Portfolio turnover rate(h)	69%		142%		121%		137%	165%	313%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 47

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.55		$10.43		$10.69		$15.33	$11.35		$13.03
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14		0.11	(b)	0.03	(0.01	)(b)	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.67)		3.21		(0.24	)(c)	(4.05)	4.12		(1.13)
Total from investment operations	(0.60)		3.35		(0.13)		(4.02)	4.11		(1.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.23)		(0.13)		(0.12)	(0.13)		(0.35)
Tax return of capital distributions	-		-		-		(0.04)	-		-
Distributions from net realized gains	-		-		-		(0.46)	-		(0.26)
Total dividends and distributions	(0.12)		(0.23)		(0.13)		(0.62)	(0.13)		(0.61)
Net asset value, end of period	$12.83		$13.55		$10.43		$10.69	$15.33		$11.35
Total Return(d):	(4.46)%		32.33%		(1.30)%		(27.25)%	36.64%		(8.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,346		$1,592		$1,617		$1,754	$1,636		$605
Average net assets (000)	$1,514		$1,598		$1,880		$2,168	$1,021		$532
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.05	%(f)	2.07	%(g)	2.07	%(g)	2.05%	2.05%		2.05%
Expenses before waivers and/or expense reimbursement	2.75	%(f)	2.76%		2.48%		2.56%	2.95%		5.31%
Net investment income (loss)	1.04	%(f)	1.17%		0.96%		0.26%	(0.06)%		0.55%
Portfolio turnover rate(h)	69%		142%		121%		137%	165%		313%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.02% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 49

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.77		$10.58		$10.86		$15.56	$11.49	$13.20
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27		0.23	(b)	0.18	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.69)		3.27		(0.26	)(c)	(4.12)	4.19	(1.15)
Total from investment operations	(0.56)		3.54		(0.03)		(3.94)	4.32	(0.99)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.35)		(0.25)		(0.26)	(0.25)	(0.46)
Tax return of capital distributions	-		-		-		(0.04)	-	-
Distributions from net realized gains	-		-		-		(0.46)	-	(0.26)
Total dividends and distributions	(0.18)		(0.35)		(0.25)		(0.76)	(0.25)	(0.72)
Net asset value, end of period	$13.03		$13.77		$10.58		$10.86	$15.56	$11.49
Total Return(d):	(3.98)%		33.56%		(0.37)%		(26.46)%	38.04%	(7.73)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$158,426		$174,960		$147,176		$171,629	$226,286	$29,056
Average net assets (000)	$164,026		$149,439		$177,323		$235,834	$126,992	$14,227
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.05	%(f)	1.06	%(g)	1.07	%(g)	1.01%	1.04%	1.05%
Expenses before waivers and/or expense reimbursement	1.08	%(f)	1.10%		1.07%		1.01%	1.04%	1.61%
Net investment income (loss)	2.04	%(f)	2.15%		1.97%		1.29%	0.92%	1.40%
Portfolio turnover rate(h)	69%		142%		121%		137%	165%	313%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 51

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.52		$10.40		$10.67		$15.31	$11.31	$13.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27		0.24	(b)	0.19	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.67)		3.20		(0.25	)(c)	(4.06)	4.11	(1.15)
Total from investment operations	(0.54)		3.47		(0.01)		(3.87)	4.26	(0.97)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.35)		(0.26)		(0.27)	(0.26)	(0.46)
Tax return of capital distributions	-		-		-		(0.04)	-	-
Distributions from net realized gains	-		-		-		(0.46)	-	(0.26)
Total dividends and distributions	(0.19)		(0.35)		(0.26)		(0.77)	(0.26)	(0.72)
Net asset value, end of period	$12.79		$13.52		$10.40		$10.67	$15.31	$11.31
Total Return(d):	(3.96)%		33.63%		(0.27)%		(26.39)%	38.10%	(7.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,577		$26,764		$19,682		$75,634	$93,853	$15,686
Average net assets (000)	$22,218		$25,488		$53,351		$92,466	$57,833	$16,060
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.03	%(f)	1.04	%(g)	0.93%		0.89%	0.94%	1.05%
Expenses before waivers and/or expense reimbursement	1.03	%(f)	1.04%		0.93%		0.89%	0.94%	1.42%
Net investment income (loss)	2.06	%(f)	2.19%		2.11%		1.40%	1.06%	1.56%
Portfolio turnover rate(h)	69%		142%		121%		137%	165%	313%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 53

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Quant Solutions Large-Cap Core Fund, PGIM Real Estate Income Fund and PGIM Select Real Estate Fund (each, a “Fund” and collectively, the “Funds”). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for PGIM Real Estate Income Fund, which is a non-diversified portfolio for purposes of the 1940 Act.

Fund	Investment Objective(s)
PGIM Quant Solutions Large-Cap Core Fund (“Quant Solutions Large-Cap Core”)	To seek long-term growth of capital
PGIM Real Estate Income Fund (“Real Estate Income”)	To seek income and capital appreciation
PGIM Select Real Estate Fund (“Select Real Estate”)	To seek income and capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term

Notes to Financial Statements (unaudited) (continued)

strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs

Notes to Financial Statements (unaudited) (continued)

during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Quant Solutions Large-Cap Core:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Each Fund other than Quant Solutions Large-Cap Core:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services. The Manager has entered into subadvisory with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”).

The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Quant Solutions Large-Cap Core	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

Real Estate Income	PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Real Estate (UK) Limited (an indirect wholly-owned subsidiary of PGIM, Inc.)

Select Real Estate	PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Real Estate (UK) Limited (an indirect wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Quant Solutions Large-Cap Core	0.35% of average daily net assets up to and including $5 billion; 0.34% of average daily net assets over $5 billion.	0.35%

Notes to Financial Statements (unaudited) (continued)

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Real Estate Income	0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net asset; 0.75% on the next $5 billion of average daily net assets; 0.74% on average daily net assets exceeding $10 billion.	0.80%

Select Real Estate	0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net asset; 0.75% on the next $5 billion of average daily net assets; 0.74% on average daily net assets exceeding $10 billion.	0.80

The Manager has contractually agreed, through February 28, 2026, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Fund Expense Limitation*	Class Expense Limitation
Quant Solutions Large-Cap Core - Class A	0.35%	0.72%
Quant Solutions Large-Cap Core - Class C	0.35	1.44

Fund	Fund Expense Limitation*	Class Expense Limitation

Quant Solutions Large-Cap Core - Class Z	0.35%	—%

Quant Solutions Large-Cap Core - Class R6	0.35	—

Real Estate Income - Class A	—	1.35

Real Estate Income - Class C	—	2.10

Real Estate Income - Class Z	—	1.10

Real Estate Income - Class R6	—	1.10

Select Real Estate - Class A	—	1.30

Select Real Estate - Class C	—	2.05

Select Real Estate - Class Z	—	1.05

Select Real Estate - Class R6	—	1.05

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Quant Solutions Large-Cap Core - Class A	0.30%	0.25%

Quant Solutions Large-Cap Core - Class C	1.00	1.00

Quant Solutions Large-Cap Core - Class Z	N/A	N/A

Quant Solutions Large-Cap Core - Class R6	N/A	N/A

Real Estate Income - Class A	0.30	0.25

Real Estate Income - Class C	1.00	1.00

Real Estate Income - Class Z	N/A	N/A

Real Estate Income - Class R6	N/A	N/A

Select Real Estate - Class A	0.30	0.25

Select Real Estate - Class C	1.00	1.00

Select Real Estate - Class Z	N/A	N/A

Select Real Estate - Class R6	N/A	N/A

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and

Notes to Financial Statements (unaudited) (continued)

incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Quant Solutions Large-Cap Core - Class A	$96,886	$—
Quant Solutions Large-Cap Core - Class C	—	397
Real Estate Income - Class A	2,901	—
Real Estate Income - Class C	—	272
Select Real Estate - Class A	4,563	—
Select Real Estate - Class C	—	2,402

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Quant Solutions Large-Cap Core	$499,459,469	$526,054,045

Real Estate Income	39,294,479	40,933,388

Select Real Estate	132,169,702	146,515,557

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented as follows:

Quant Solutions Large-Cap Core:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)

$10,504,394	$64,903,146	$64,273,345	$—	$ —	$11,134,195	11,134,195	$275,881

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)

—	29,491,023	29,295,813	19	(245)	194,984	195,121	572	(2)

$10,504,394	$94,394,169	$93,569,158	$19	$(245)	$11,329,179		$276,453

Real Estate Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)

$114,268	$ 7,934,193	$ 7,771,245	$ —	$ —	$277,216	277,216	$6,056

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)

4,500	9,198,231	8,517,134	(38)	(204)	685,355	685,836	376	(2)

$118,768	$17,132,424	$16,288,379	$(38)	$(204)	$962,571		$6,432

Notes to Financial Statements (unaudited) (continued)

Select Real Estate:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$847,274	$28,911,134	$28,497,568	$ —	$—	$1,260,840	1,260,840	$22,840

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
—	13,990,578	10,959,812	(25)	(998)	3,029,743	3,031,865	1,357	(2)
$847,274	$42,901,712	$39,457,380	$(25)	$(998)	$4,290,583		$24,197

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Quant Solutions Large-Cap Core	$593,847,949	$276,896,843	$(28,718,234)	$248,178,609
Real Estate Income	46,333,777	2,286,457	(1,853,215)	433,242
Select Real Estate	165,558,993	25,785,832	(6,761,847)	19,023,985

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Quant Solutions Large-Cap Core	$—	$—
Real Estate Income	—	1,903,000
Select Real Estate	56,591,000	8,597,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Quant Solutions Large-Cap Core–Class R6	3,217,894	65.7%
Real Estate Income–Class R6	4,239,943	98.2
Select Real Estate–Class C	1,331	1.3
Select Real Estate–Class R6	1,165,124	76.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Quant Solutions Large-Cap Core	1	7.8%
Real Estate Income	1	66.5
Select Real Estate	1	8.2

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
Quant Solutions Large-Cap Core	3	52.4%
Real Estate Income	1	27.9
Select Real Estate	4	79.8

Transactions in shares of beneficial interest were as follows:

Quant Solutions Large-Cap Core:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2025:

Shares sold	323,658	$6,895,014

Shares issued in reinvestment of dividends and distributions	2,477,777	53,495,213

Shares purchased	(1,647,249)	(34,542,266)

Net increase (decrease) in shares outstanding before conversion	1,154,186	25,847,961

Shares issued upon conversion from other share class(es)	53,879	1,143,315

Shares purchased upon conversion into other share class(es)	(51,191)	(1,091,937)

Net increase (decrease) in shares outstanding	1,156,874	$25,899,339

Year ended October 31, 2024:

Shares sold	695,150	$13,923,169

Shares issued in reinvestment of dividends and distributions	838,970	15,421,342

Shares purchased	(2,807,283)	(57,390,524)

Net increase (decrease) in shares outstanding before conversion	(1,273,163)	(28,046,013)

Shares issued upon conversion from other share class(es)	208,691	4,274,655

Shares purchased upon conversion into other share class(es)	(132,693)	(2,776,982)

Net increase (decrease) in shares outstanding	(1,197,165)	$(26,548,340)

Class C

Six months ended April 30, 2025:

Shares sold	34,942	$614,412

Shares issued in reinvestment of dividends and distributions	83,827	1,513,072

Shares purchased	(81,762)	(1,435,935)

Net increase (decrease) in shares outstanding before conversion	37,007	691,549

Shares purchased upon conversion into other share class(es)	(63,943)	(1,138,982)

Net increase (decrease) in shares outstanding	(26,936)	$(447,433)

Quant Solutions Large-Cap Core (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	50,436	$882,622

Shares issued in reinvestment of dividends and distributions	32,626	512,216

Shares purchased	(120,490)	(2,096,877)

Net increase (decrease) in shares outstanding before conversion	(37,428)	(702,039)

Shares purchased upon conversion into other share class(es)	(234,996)	(4,077,726)

Net increase (decrease) in shares outstanding	(272,424)	$(4,779,765)

Class Z

Six months ended April 30, 2025:

Shares sold	9,755,581	$232,735,800

Shares issued in reinvestment of dividends and distributions	1,133,869	25,546,062

Shares purchased	(1,323,936)	(28,616,068)

Net increase (decrease) in shares outstanding before conversion	9,565,514	229,665,794

Shares issued upon conversion from other share class(es)	1,420,124	34,909,206

Shares purchased upon conversion into other share class(es)	(5,262)	(115,245)

Net increase (decrease) in shares outstanding	10,980,376	$264,459,755

Year ended October 31, 2024:

Shares sold	335,119	$7,348,589

Shares issued in reinvestment of dividends and distributions	42,985	821,035

Shares purchased	(223,197)	(4,751,242)

Net increase (decrease) in shares outstanding before conversion	154,907	3,418,382

Shares issued upon conversion from other share class(es)	120,093	2,612,994

Shares purchased upon conversion into other share class(es)	(11,004)	(258,468)

Net increase (decrease) in shares outstanding	263,996	$5,772,908

Class R6

Six months ended April 30, 2025:

Shares sold	574,201	$12,087,009

Shares issued in reinvestment of dividends and distributions	489,166	11,060,046

Shares purchased	(8,588,326)	(209,246,614)

Net increase (decrease) in shares outstanding before conversion	(7,524,959)	(186,099,559)

Shares issued upon conversion from other share class(es)	8,812	199,464

Shares purchased upon conversion into other share class(es)	(1,369,981)	(33,905,821)

Net increase (decrease) in shares outstanding	(8,886,128)	$(219,805,916)

Year ended October 31, 2024:

Shares sold	6,195,432	$132,572,585

Shares issued in reinvestment of dividends and distributions	411,338	7,877,623

Shares purchased	(7,359,838)	(152,231,302)

Net increase (decrease) in shares outstanding before conversion	(753,068)	(11,781,094)

Shares issued upon conversion from other share class(es)	10,660	236,261

Shares purchased upon conversion into other share class(es)	(503)	(10,734)

Net increase (decrease) in shares outstanding	(742,911)	$(11,555,567)

Notes to Financial Statements (unaudited) (continued)

Real Estate Income:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2025:

Shares sold	16,044	$121,892

Shares issued in reinvestment of dividends and distributions	4,006	30,058

Shares purchased	(17,118)	(126,221)

Net increase (decrease) in shares outstanding before conversion	2,932	25,729

Shares issued upon conversion from other share class(es)	2,522	19,257

Net increase (decrease) in shares outstanding	5,454	$44,986

Year ended October 31, 2024:

Shares sold	19,416	$146,330

Shares issued in reinvestment of dividends and distributions	3,328	23,772

Shares purchased	(25,101)	(178,712)

Net increase (decrease) in shares outstanding before conversion	(2,357)	(8,610)

Shares issued upon conversion from other share class(es)	5,284	37,082

Net increase (decrease) in shares outstanding	2,927	$28,472

Class C

Six months ended April 30, 2025:

Shares sold	3,593	$26,495

Shares issued in reinvestment of dividends and distributions	586	4,418

Shares purchased	(3,837)	(28,457)

Net increase (decrease) in shares outstanding before conversion	342	2,456

Shares purchased upon conversion into other share class(es)	(2,522)	(19,257)

Net increase (decrease) in shares outstanding	(2,180)	$(16,801)

Year ended October 31, 2024:

Shares sold	4,156	$34,000

Shares issued in reinvestment of dividends and distributions	671	4,672

Shares purchased	(11,716)	(84,091)

Net increase (decrease) in shares outstanding before conversion	(6,889)	(45,419)

Shares purchased upon conversion into other share class(es)	(5,288)	(37,082)

Net increase (decrease) in shares outstanding	(12,177)	$(82,501)

Real Estate Income (cont’d.):

Share Class	Shares	Amount

Class Z

Six months ended April 30, 2025:

Shares sold	1,687,583	$13,466,305

Shares issued in reinvestment of dividends and distributions	89,129	671,911

Shares purchased	(717,414)	(5,358,590)

Net increase (decrease) in shares outstanding before conversion	1,059,298	8,779,626

Shares issued upon conversion from other share class(es)	428,906	3,510,688

Net increase (decrease) in shares outstanding	1,488,204	$12,290,314

Year ended October 31, 2024:

Shares sold	444,819	$3,596,125

Shares issued in reinvestment of dividends and distributions	6,814	53,173

Shares purchased	(69,009)	(523,102)

Net increase (decrease) in shares outstanding before conversion	382,624	3,126,196

Shares issued upon conversion from other share class(es)	12	79

Net increase (decrease) in shares outstanding	382,636	$3,126,275

Class R6

Six months ended April 30, 2025:

Shares sold	616,792	$4,700,687

Shares issued in reinvestment of dividends and distributions	190,357	1,430,814

Shares purchased	(1,986,068)	(15,453,929)

Net increase (decrease) in shares outstanding before conversion	(1,178,919)	(9,322,428)

Shares purchased upon conversion into other share class(es)	(430,482)	(3,510,688)

Net increase (decrease) in shares outstanding	(1,609,401)	$(12,833,116)

Year ended October 31, 2024:

Shares sold	1,916,301	$12,796,216

Shares issued in reinvestment of dividends and distributions	233,173	1,672,189

Shares purchased	(1,070,898)	(7,556,707)

Net increase (decrease) in shares outstanding before conversion	1,078,576	6,911,698

Shares purchased upon conversion into other share class(es)	(12)	(79)

Net increase (decrease) in shares outstanding	1,078,564	$6,911,619

Notes to Financial Statements (unaudited) (continued)

Select Real Estate:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2025:

Shares sold	13,669	$180,411

Shares issued in reinvestment of dividends and distributions	2,817	37,145

Shares purchased	(47,602)	(622,996)

Net increase (decrease) in shares outstanding before conversion	(31,116)	(405,440)

Shares issued upon conversion from other share class(es)	7,534	98,093

Shares purchased upon conversion into other share class(es)	(3,615)	(47,501)

Net increase (decrease) in shares outstanding	(27,197)	$(354,848)

Year ended October 31, 2024:

Shares sold	108,712	$1,367,036

Shares issued in reinvestment of dividends and distributions	11,714	146,342

Shares purchased	(376,666)	(5,047,115)

Net increase (decrease) in shares outstanding before conversion	(256,240)	(3,533,737)

Shares issued upon conversion from other share class(es)	3,744	46,703

Shares purchased upon conversion into other share class(es)	(5,968)	(76,964)

Net increase (decrease) in shares outstanding	(258,464)	$(3,563,998)

Class C

Six months ended April 30, 2025:

Shares sold	24,043	$310,200

Shares issued in reinvestment of dividends and distributions	988	12,924

Shares purchased	(29,322)	(363,514)

Net increase (decrease) in shares outstanding before conversion	(4,291)	(40,390)

Shares purchased upon conversion into other share class(es)	(8,258)	(107,052)

Net increase (decrease) in shares outstanding	(12,549)	$(147,442)

Year ended October 31, 2024:

Shares sold	15,043	$191,532

Shares issued in reinvestment of dividends and distributions	2,570	31,688

Shares purchased	(54,820)	(678,317)

Net increase (decrease) in shares outstanding before conversion	(37,207)	(455,097)

Shares purchased upon conversion into other share class(es)	(352)	(4,358)

Net increase (decrease) in shares outstanding	(37,559)	$(459,455)

Select Real Estate (cont’d.):

Share Class	Shares	Amount

Class Z

Six months ended April 30, 2025:

Shares sold	2,178,359	$28,994,942

Shares issued in reinvestment of dividends and distributions	179,662	2,371,705

Shares purchased	(2,913,404)	(37,959,546)

Net increase (decrease) in shares outstanding before conversion	(555,383)	(6,592,899)

Shares issued upon conversion from other share class(es)	5,579	74,568

Shares purchased upon conversion into other share class(es)	(989)	(13,167)

Net increase (decrease) in shares outstanding	(550,793)	$(6,531,498)

Year ended October 31, 2024:

Shares sold	4,778,274	$60,238,153

Shares issued in reinvestment of dividends and distributions	316,927	4,014,434

Shares purchased	(6,284,615)	(74,955,033)

Net increase (decrease) in shares outstanding before conversion	(1,189,414)	(10,702,446)

Shares issued upon conversion from other share class(es)	6,166	79,677

Shares purchased upon conversion into other share class(es)	(14,252)	(198,743)

Net increase (decrease) in shares outstanding	(1,197,500)	$(10,821,512)

Class R6

Six months ended April 30, 2025:

Shares sold	282,277	$3,627,530

Shares issued in reinvestment of dividends and distributions	23,155	299,880

Shares purchased	(754,388)	(9,853,160)

Net increase (decrease) in shares outstanding before conversion	(448,956)	(5,925,750)

Shares purchased upon conversion into other share class(es)	(386)	(4,941)

Net increase (decrease) in shares outstanding	(449,342)	$(5,930,691)

Year ended October 31, 2024:

Shares sold	969,133	$11,741,485

Shares issued in reinvestment of dividends and distributions	58,194	721,273

Shares purchased	(950,997)	(11,787,185)

Net increase (decrease) in shares outstanding before conversion	76,330	675,573

Shares issued upon conversion from other share class(es)	11,061	156,398

Shares purchased upon conversion into other share class(es)	(211)	(2,713)

Net increase (decrease) in shares outstanding	87,180	$829,258

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of

Notes to Financial Statements (unaudited) (continued)

temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2025
Real Estate Income	$261,333	5.46%	6	$1,364,000	$—
Select Real Estate	802,080	5.50	25	6,048,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Quant Solutions Large-Cap Core	Real Estate Income	Select Real Estate
Active Trading	X	X	X
Blend Style	X	–	–
Distribution	–	X	X
Economic and Market Events	X	X	X

Emerging Markets	–	X	X
Equity and Equity-Related Securities	X	X	X
Foreign Securities	–	X	X
Increase in Expenses	X	X	X
Large Capitalization Company	X	–	–
Large Shareholder and Large Scale Redemption	X	X	X
Management	X	–	–
Market Capitalization	–	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Model Design	X	–	–
Model Implementation	X	–	–
Non-Diversified Investment Company	–	X	–
Real Estate Investment Trust	–	X	X
Real Estate Related Securities	–	X	X
Sector Exposure	X	–	–
Selection	–	X	X
Value Style	–	X	X

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Notes to Financial Statements (unaudited) (continued)

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

Notes to Financial Statements (unaudited) (continued)

incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Notes to Financial Statements (unaudited) (continued)

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025, except as discussed below.

On May 9, 2025, the Board of Trustees of the RIC approved a proposal to change the classification under the Investment Company Act of 1940, as amended, of Select Real Estate from diversified to non-diversified. This change is subject to the approval of shareholders of the Fund. It is currently expected that a special meeting of shareholders will be held on or about August 4, 2025. If approved by shareholders, the change will become effective immediately.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM Absolute Return Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Absolute Return Bond Fund	1

Notes to Financial Statements	78

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.8%

ASSET-BACKED SECURITIES 21.6%

Automobiles 0.7%

Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class E, 144A	7.917%	05/17/32		1,506	$1,523,948
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.954(c)	12/26/31		894	898,548
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		472	472,171
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30		1,371	1,379,751
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,247,142
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28		2,600	2,611,457
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,687,386
Series 2021-01A, Class D, 144A	1.620	11/14/30		200	195,535
Series 2022-01A, Class D, 144A	5.900	12/16/30		2,900	2,912,959
Series 2023-01A, Class D, 144A	7.070	02/14/33		3,700	3,894,619
Series 2025-01A, Class D, 144A	6.100	07/14/37		4,600	4,658,628
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		11	10,868
Series 2022-C, Class E, 144A	11.366	12/15/32		24	24,501
Series 2023-A, Class E, 144A	10.068	06/15/33		147	148,138
Santander Drive Auto Receivables Trust,
Series 2023-02, Class C	5.470	12/16/30		1,250	1,268,643

					22,934,294

Collateralized Loan Obligations 18.8%

AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.799(c)	04/20/37		19,500	19,500,000
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.151(c)	06/15/34	EUR	1,000	1,124,783
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.151(c)	06/15/34	EUR	4,000	4,499,131
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.802(c)	07/22/37		16,000	16,000,002

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 1

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.986%(c)	01/22/38	EUR	5,000	$5,691,527
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.602(c)	01/22/38		14,250	14,250,000
Arbour CLO DAC (Ireland),
Series 04A, Class BRR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.579(c)	04/15/34	EUR	5,000	5,562,937
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006(c)	07/15/30		1,661	1,661,219
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.589(c)	04/18/35		1,500	1,500,000
Barings Euro CLO DAC (Ireland),
Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.216(c)	10/21/34	EUR	3,000	3,423,184
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.991(c)	04/24/34	EUR	2,800	3,150,390
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.889(c)	04/20/37		19,500	19,526,885
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.707(c)	01/25/35		4,740	4,740,000
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.056(c)	07/15/37		10,000	9,981,001
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.251(c)	03/15/32	EUR	1,584	1,787,639
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	7,039,285
Series 2022-05A, Class A2R, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.358(c)	04/25/37	EUR	6,000	6,830,858
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.644(c)	01/22/31		2,739	2,738,683
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.799(c)	04/20/37		15,000	15,014,334

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	6.231%(c)	10/20/34		11,335	$11,319,132
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.609(c)	04/20/35		2,750	2,750,000
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.889(c)	04/20/37		10,000	10,013,827
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.969(c)	01/20/38		16,750	16,543,977
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.142(c)	10/20/36		10,000	10,023,366
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.789(c)	04/20/37		10,000	10,005,579
Series 2024-05A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.269(c)	04/20/37		10,000	9,977,000
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.516(c)	03/22/38		17,500	17,447,500
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.699(c)	07/20/37		13,395	13,395,000
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.892(c)	04/22/37		5,050	5,057,029
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.134(c)	05/24/38	EUR	17,500	19,845,275
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.608(c)	07/25/37	EUR	7,000	7,944,536
Series 32A, Class B, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.208(c)	07/25/37	EUR	13,750	15,585,770
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.684(c)	10/19/38	EUR	15,750	17,783,285
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.891(c)	01/26/38	EUR	6,000	6,814,723
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.911(c)	01/26/38	EUR	5,000	5,696,237

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 3

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Indigo Credit Management DAC (Ireland),
Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.929%(c)	07/15/38	EUR	6,500	$7,363,370
Invesco Euro CLO DAC (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.929(c)	07/15/34	EUR	9,250	10,360,710
Jubilee CLO DAC (Ireland),
Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.679(c)	04/15/35	EUR	10,000	11,156,631
KKR CLO Ltd. (Cayman Islands),
Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.598(c)	04/15/34		3,300	3,300,000
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)	3.069(c)	05/25/34	EUR	2,500	2,812,746
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.546(c)	10/15/32		5,495	5,495,032
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.189(c)	04/18/37		10,000	9,980,999
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.519(c)	01/20/38		12,500	12,462,586
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.331(c)	04/21/31		14,658	14,624,236
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	4.146(c)	05/15/37	EUR	20,000	22,716,889
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.906(c)	05/15/37	EUR	4,150	4,757,592
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.319(c)	10/18/35		10,000	10,023,267
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.879(c)	01/15/38	EUR	10,000	11,339,291
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.803(c)	10/15/39	EUR	15,000	16,850,249
Penta CLO DAC (Ireland),
Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.786(c)	04/20/35	EUR	10,000	11,262,565

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.272%(c)	04/20/35		7,000	$7,011,126
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.830(c)	04/17/37		18,000	18,018,599
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.119(c)	10/20/35		11,500	11,518,989
Rockford Tower Europe CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.429(c)	10/25/27	EUR	8,335	9,368,504
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.561(c)	04/20/31		679	678,622
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	10/20/37		12,950	12,950,000
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.129(c)	07/15/36	EUR	13,250	15,157,109
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.369(c)	07/20/37		5,000	4,966,000
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.206(c)	01/15/36		13,250	13,279,157
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.929(c)	04/15/37	EUR	9,000	10,216,101
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.605(c)	04/15/38	EUR	8,000	9,010,082
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.769(c)	01/20/35		3,750	3,760,500
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.882(c)	04/25/37		6,000	6,007,618
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.206(c)	01/15/37		12,500	12,528,465

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 5

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689%(c)	10/18/37	15,000	$15,000,000
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.708(c)	07/15/31	11,300	11,313,561

				639,514,690

Consumer Loans 0.7%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1E, 144A	9.170	02/15/29	2,350	2,374,001
Series 2024-B, Class E, 144A	7.350	09/15/29	1,250	1,218,459
Series 2024-X02, Class D, 144A	6.080	12/17/29	4,200	4,198,727
Affirm Master Trust,
Series 2025-01A, Class D, 144A	5.620	02/15/33	5,000	4,953,670
Island Finance Trust,
Series 2025-01A, Class A, 144A	6.540	03/19/35	3,000	3,047,910
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	4,800	4,931,142
Series 2023-01A, Class D, 144A	7.490	06/14/38	200	209,340
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,592,851

				23,526,100

Credit Cards 0.1%

Genesis Sales Finance Master Trust,
Series 2024-B, Class B, 144A	6.260	12/20/32	5,000	5,048,854

Equipment 0.0%

Auxilior Term Funding LLC,
Series 2023-01A, Class D, 144A	7.270	12/16/30	1,500	1,584,723

Home Equity Loans 0.5%

Accredited Mortgage Loan Trust,
Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	5.641(c)	10/25/34	478	470,516
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	5.401(c)	11/25/33	3,177	3,180,197

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	5.621%(c)	06/25/43	46	$45,034
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	5.514(c)	01/25/34	1,218	1,215,151
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A	5.703	02/25/55	396	398,799
Home Equity Asset Trust,
Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	5.281(c)	01/25/35	766	755,676
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.450(c)	05/25/54	1,019	1,023,616
MASTR Asset-Backed Securities Trust,
Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	4.051(c)	08/25/33	392	426,829
RCKT Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.503	02/25/55	4,615	4,640,442
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	514	516,488
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	3,750	3,753,371

				16,426,119

Other 0.3%

GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55	424	394,808
Series 2023-04C, Class A, 144A	6.480	03/20/57	867	851,123
Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,044	1,972,437
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40	679	705,849
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990	04/30/60	3,328	3,288,759
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	834	811,452
Series 2024-03A, Class A2, 144A	5.880	10/30/59	3,388	3,212,959

				11,237,387

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 7

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 0.4%

Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	5.081%(c)	08/25/32		214	$209,447
Series 2003-04, Class 1A5	4.871	05/25/33		240	234,300
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	5.071(c)	02/25/35		138	127,126
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.491(c)	11/25/34		4	4,956
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32		50	48,858
Finance America Mortgage Loan Trust,
Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.491(c)	09/25/33		705	698,430
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	5.201(c)	08/25/34		334	302,284
Fremont Home Loan Trust,
Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	5.236(c)	03/25/35		1,279	1,187,085
Long Beach Mortgage Loan Trust,
Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	4.881(c)	06/25/34		444	434,872
Pret LLC,
Series 2025-NPL02, Class A1, 144A	5.835	03/25/55		5,524	5,500,788
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.160(c)	09/25/34		1,490	1,508,784
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.632(c)	03/15/26	EUR	3,379	2,851,502

					13,108,433

Student Loans 0.1%

Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	7.104(c)	06/25/47		846	862,501

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000%(cc)	11/25/43	1,680	$1,597,366
Series 2019-A, Class R, 144A	0.000	10/25/48	1,285	393,624

				2,853,491

TOTAL ASSET-BACKED SECURITIES
(cost $724,753,306)				736,234,091

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.3%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35	2,700	2,119,500
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35	2,700	1,984,500
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.400(c)	04/15/42	3,380	3,363,487
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.850(c)	04/15/42	3,160	3,140,099
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38	2,650	2,421,657
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38	900	802,272
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	1,490	1,277,171
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.576(c)	10/15/37	5,745	5,752,181
Series 2024-05C29, Class XD, IO, 144A	2.895(cc)	09/15/57	28,469	2,962,242
Benchmark Mortgage Trust,
Series 2023-V03, Class XA, IO	1.053(cc)	07/15/56	50,577	1,211,460
Series 2025-V14, Class A4	5.660	04/15/57	13,330	13,842,208
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.911(c)	07/15/41	4,400	4,334,000
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.011(c)	08/15/26	3,059	3,041,586
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.572(c)	03/15/42	5,030	4,830,515
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39	5,350	5,331,195
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	6.136(c)	09/15/38	2,024	1,997,982
Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38	4,300	4,475,034
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41	1,900	1,861,519

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 9

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BX Commercial Mortgage Trust,
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.814%(c)	04/15/40	6,500	$6,273,186
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.412(c)	03/15/41	5,600	5,614,853
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.462(c)	07/15/29	6,000	5,925,000
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	6.315(c)	03/15/30	5,020	4,838,201
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.256(cc)	02/10/48	123,049	554
Series 2024-277P, Class A, 144A	6.338	08/10/44	1,600	1,675,610
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	5,300	150,419
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.460(cc)	03/25/26	19,965	182,553
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.386(c)	10/15/36	2,130	2,110,092
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	6,900	6,944,169
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.970(c)	11/25/41	6,445	6,445,144
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.551(cc)	01/13/40	5,010	5,155,478
Series 2025-SPRL, Class E, 144A	6.901(cc)	01/13/40	2,575	2,628,311
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	3,000	2,896,410
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class XB, IO	0.557(cc)	02/15/48	52,766	691
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A5	3.490	07/15/50	5,000	4,813,277
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.593(cc)	04/15/46	26,850	77,411
Series 2016-JP03, Class A5	2.870	08/15/49	10,495	10,211,018
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	7,950	2,444,626
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.912(c)	06/15/39	2,930	2,879,641
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.037(c)	04/15/38	5,261	5,221,410

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.936%(c)	03/15/36		2,350	$2,174,162
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.186(c)	03/15/36		1,400	1,281,613
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		4,435	4,636,372
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)(x)	6.453(c)	01/23/29	GBP	9,317	12,385,639
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.472(c)	03/15/35		3,925	3,769,367
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.262(c)	11/15/41		6,690	6,639,825
Wells Fargo Commercial Mortgage Trust,
Series 2024-01CHI, Class E, 144A	7.827(cc)	07/15/35		2,900	2,883,049
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.612(c)	10/15/41		1,500	1,493,167
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.262(c)	10/15/41		2,500	2,486,723

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $184,397,174)					178,986,579

CORPORATE BONDS 18.3%

Aerospace & Defense 0.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26		9,286	9,097,691
Sr. Unsec’d. Notes	3.250	02/01/28		5,555	5,348,641
Sr. Unsec’d. Notes	3.250	02/01/35		5,710	4,698,620
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		525	520,301
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		475	489,250
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		1,948	1,944,942
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	7.000	07/28/30		1,770	1,885,050

					23,984,495

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 11

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.2%

Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500%	02/01/30	6,200	$6,360,766

Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27	1,171	1,164,291
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	9,148	9,038,316
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	4.300	02/15/27	1,172	1,168,880
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	635,677
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	159,702

				12,166,866

Apparel 0.0%

Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	825	687,194

Auto Manufacturers 0.4%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	2,650	2,616,886
Sr. Unsec’d. Notes	4.125	08/17/27	600	575,354
Sr. Unsec’d. Notes	5.800	03/05/27	1,035	1,029,481
Sr. Unsec’d. Notes	5.875	11/07/29	2,310	2,271,764
Sr. Unsec’d. Notes	6.800	05/12/28	625	634,406
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes(a)	5.350	07/15/27	2,355	2,379,727
Sr. Unsec’d. Notes	5.800	01/07/29	695	710,066
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.350	03/27/30	2,055	2,052,173
Gtd. Notes, 144A	5.650	03/25/32	1,750	1,746,939

				14,016,796

Auto Parts & Equipment 0.1%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	5.150	09/13/34	540	503,413

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750%	02/15/30	100	$101,375
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	25	22,464
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	375	379,231
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	3,875	3,695,142

				4,701,625

Banks 2.6%

ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	3,700	3,729,902
Banco de Credito del Peru SA (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	1,010,737
Banco Santander SA (Spain),
Sr. Non-Preferred Notes(a)	5.538(ff)	03/14/30	2,200	2,254,178
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	3,400	3,451,726
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A(a)	3.466(ff)	09/23/36	945	830,428
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,440,016
Bank of Montreal (Canada),
Jr. Sub. Notes	7.300(ff)	11/26/84	2,380	2,335,375
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.086(ff)	02/25/29	6,800	6,845,980
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A(a)	5.750	05/05/26	2,415	2,444,951
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	2,200	2,285,010
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	7,055	6,987,581
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	806,842
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	969,590
Sr. Unsec’d. Notes(a)	4.542(ff)	09/19/30	5,265	5,212,110
Sub. Notes	4.400	06/10/25	405	404,324
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	3,745	3,702,464
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes(a)	4.999(ff)	09/11/30	2,065	2,067,204
Sr. Non-Preferred Notes(a)	6.819(ff)	11/20/29	3,300	3,504,138

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 13

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000%	10/01/28	175	$187,355
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	34,330
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,907,279
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	133,706
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,299,091
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,505,240
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,719,872
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,441,239
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,718,631
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	602,680
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	9,090	7,840,674
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,085,185
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	4.194(ff)	04/01/31	3,100	2,999,361
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	615	614,833
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	5.941(c)	05/12/26	1,925	1,926,199
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,516,034

				87,814,265

Building Materials 0.2%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,875	1,624,785
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.875	12/15/27	2,400	2,214,939
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,110	1,117,451
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	530	532,023

				5,489,198

Chemicals 1.1%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	4,100	4,258,263

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes(a)	8.500%	01/12/31		1,422	$1,359,005
Gtd. Notes, 144A	4.500	01/10/28		1,630	1,461,295
Gtd. Notes, 144A	4.500	01/31/30		629	521,881
Gtd. Notes, 144A	8.500	01/12/31		4,934	4,715,424
Celanese US Holdings LLC,
Gtd. Notes	6.600	11/15/28		1,075	1,085,925
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28		4,070	4,111,207
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31		213	187,586
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		5,469	5,512,479
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	9.750	11/15/28		2,425	2,534,386
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A	6.800	05/13/30		4,780	4,776,797
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		350	335,125
Syensqo Finance America LLC (Belgium),
Gtd. Notes, 144A	5.650	06/04/29		3,060	3,136,871
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30		4,755	4,340,245

					38,336,489

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29		1,150	782,000

Commercial Services 0.3%

Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29		1,000	841,076
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		3,950	3,542,162
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29		680	676,151
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	210,913
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		1,950	1,816,815
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	675,949

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 15

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700%	06/01/34	110	$121,824
Service Corp. International,
Sr. Unsec’d. Notes(a)	5.750	10/15/32	730	722,781
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	325	288,904
Gtd. Notes(a)	5.250	01/15/30	700	691,480

				9,588,055

Computers 0.2%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A(a)	5.375	10/31/26	5,225	5,087,844
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	675	583,286
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	761	819,469

				6,490,599

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	4,125	4,110,564
RB Global Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	75	76,294

				4,186,858

Diversified Financial Services 0.5%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27	950	941,529
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,285	1,353,794
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	935	1,041,752
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	610	596,345
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	372,012
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	1,605	1,636,841
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.750	11/15/31	1,675	1,679,755

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Navient Corp.,
Sr. Unsec’d. Notes	6.750%	06/25/25	575	$575,749
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	1,200	1,110,424
Gtd. Notes	6.625	05/15/29	1,750	1,756,936
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	2,600	2,429,454
Gtd. Notes, 144A	7.875	12/15/29	710	740,201
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,112,034
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,396	1,347,664
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25	1,052	1,047,092

				17,741,582

Electric 1.4%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365(cc)	06/15/26	1,635	1,643,874
American Electric Power Co., Inc.,
Jr. Sub. Notes	5.699	08/15/25	2,075	2,079,196
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27	3,150	3,123,225
Sr. Sec’d. Notes, 144A	7.750	02/02/27	567	562,180
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,449,234
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	2,695	2,594,021
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	03/25/27	382	367,003
Duke Energy Carolinas LLC,
First Ref. Mortgage	4.000	09/30/42	50	40,530
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29	6,560	6,656,897
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	1,337	1,315,274
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	213	209,539
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	290	293,262
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	3,984	4,028,820
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	3,000	2,908,440

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 17

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125%	05/07/29		987	$943,870
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	6.500	03/13/31		1,200	1,222,500
Sr. Unsec’d. Notes	7.500	06/09/28		2,330	2,430,563
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		1,475	1,324,698
Gtd. Notes, 144A(a)	3.875	02/15/32		1,050	940,652
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		275	301,050
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,255	2,278,709
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		4,125	4,209,331
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		3,250	3,428,540
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27		2,025	2,023,129

					46,374,537

Engineering & Construction 0.4%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,101,412
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	700	733,367
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		3,705	3,793,545
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,901,800
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	213,694
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	326,553
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,995	5,468,761

					13,539,132

Entertainment 0.2%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,485,757
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26		1,525	1,527,391
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		1,125	1,023,241
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		690	627,053

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875%	09/01/31		625	$329,872
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		1,190	1,151,397
Gtd. Notes, 144A(a)	7.125	02/15/31		680	701,883

					6,846,594

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31		310	322,623

Foods 1.0%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500	02/15/28		450	457,247
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,275	1,197,204
Sr. Sec’d. Notes, 144A	8.000	09/15/28		1,600	1,586,927
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	6,950	8,613,166
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP	2,700	3,402,309
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/31		275	247,242
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	6.750	03/15/34		6,110	6,628,745
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	164,264
Gtd. Notes, 144A	4.375	01/31/32		2,325	2,133,976
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		225	212,505
Gtd. Notes, 144A	6.375	03/01/33		1,055	1,045,351
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		8,270	7,343,610

					33,032,546

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 19

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.1%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375%	12/01/25	400	$406,469
LD Celulose International GmbH (Brazil),
Sr. Sec’d. Notes, 144A(a)	7.950	01/26/32	3,085	3,159,811

				3,566,280

Gas 0.1%

ENN Clean Energy International Investment Ltd. (China),
Gtd. Notes, 144A	3.375	05/12/26	1,350	1,318,005
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33	438	449,594
Sr. Sec’d. Notes, 144A	7.750	05/01/35	488	501,116

				2,268,715

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,710	1,595,131

Healthcare-Services 0.1%

DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	2,625	2,441,281
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.650	01/15/43	120	104,460
Select Medical Corp.,
Gtd. Notes, 144A(a)	6.250	12/01/32	670	665,322
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.875	11/15/31	1,200	1,232,419

				4,443,482

Holding Companies-Diversified 0.2%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	7,150	6,853,170

Home Builders 0.2%

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	145,999
Gtd. Notes	7.250	10/15/29	3,475	3,377,036

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

M/I Homes, Inc.,
Gtd. Notes	4.950%	02/01/28	1,000	$976,058
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	2,560	2,573,997

				7,073,090

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	355	323,356
Sr. Unsec’d. Notes	6.625	05/15/32	185	165,969
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	325	137,429

				626,754

Insurance 0.0%

Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,606,064
Lincoln National Corp.,
Sr. Unsec’d. Notes	7.000	06/15/40	32	35,280
Teachers Insurance & Annuity Association of
America,
Sub. Notes, 144A	6.850	12/16/39	54	60,980

				1,702,324

Internet 0.1%

Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	1,494	1,490,460
United Group BV (Slovenia),
Sr. Sec’d. Notes, 144A	6.750	02/15/31	EUR 2,950	3,417,451

				4,907,911

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,600	1,610,028
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	580	562,027
Gtd. Notes, 144A	7.375	05/01/33	375	352,294
Sr. Unsec’d. Notes, 144A(a)	7.500	09/15/31	1,000	968,796

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 21

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	9.250%	10/01/28	575	$543,352

				4,036,497

Leisure Time 0.3%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,375	2,358,897
Gtd. Notes, 144A	5.750	03/15/30	775	766,281
Gtd. Notes, 144A	6.000	05/01/29	1,275	1,263,844
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	119,219
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	589	586,155
Sr. Sec’d. Notes, 144A	8.125	01/15/29	550	576,125
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	995	967,637
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(a)	5.500	08/31/26	950	950,712
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	24,969
Sr. Unsec’d. Notes, 144A(a)	5.625	09/30/31	845	839,191
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	575	573,563
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	875	861,875

				9,888,468

Lodging 0.2%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	545	508,436
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	682,850
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	2,400	2,312,749
Gtd. Notes	6.500	04/15/32	2,000	1,971,114
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.400	08/08/28	344	338,427
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,025	991,688

				6,805,264

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%

AGCO Corp.,
Gtd. Notes	5.450%	03/21/27		850	$857,543
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30		850	883,415
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28		1,875	1,851,679

					3,592,637

Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		1,300	1,228,449
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.250	01/15/29		1,220	1,105,401
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,000	667,957
Gtd. Notes, 144A	4.125	12/01/30		300	205,515
Gtd. Notes, 144A	5.375	02/01/28		1,600	1,398,034
Gtd. Notes, 144A	5.500	04/15/27		1,500	1,394,292
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	462,598
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		425	264,971
Gtd. Notes	7.375	07/01/28		350	236,503
Gtd. Notes	7.750	07/01/26		550	479,170
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		3,500	3,677,079
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33		275	272,494
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		2,185	2,124,608
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	816,652
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,700	3,228,035

					17,561,758

Mining 0.3%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		730	691,675
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		445	437,435

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 23

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875%	10/15/27	566	$558,218
Gtd. Notes, 144A	8.000	03/01/33	1,800	1,784,250
Sec’d. Notes, 144A	9.375	03/01/29	1,600	1,682,000
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32	600	592,200
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	1,200	1,202,814
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28	1,650	1,726,312
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	305	311,863
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	1,425	1,383,125
Gtd. Notes, 144A(a)	6.875	01/30/30	700	710,208

				11,080,100

Multi-National 0.0%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	6.000	04/26/27	1,665	1,723,744

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.250	04/01/28	4,010	3,931,074
Gtd. Notes	5.100	03/01/30	1,255	1,254,663

				5,185,737

Oil & Gas 1.4%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	2,760	2,602,275
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	2,440	2,485,967
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	1,400	1,356,775
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	899	1,053,756
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	1,710	1,688,326
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	200	196,488

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Civitas Resources, Inc., (cont’d.)
Gtd. Notes, 144A	8.625%	11/01/30		225	$217,345
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.625	04/01/32		860	781,512
Gtd. Notes, 144A	9.250	02/15/28		450	454,823
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		440	357,720
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,101,102
Sr. Unsec’d. Notes	8.625	01/19/29		4,495	4,686,037
Sr. Unsec’d. Notes	8.875	01/13/33		2,660	2,661,623
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		1,775	1,666,151
Gtd. Notes	5.375	02/01/29		725	722,672
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	678,270
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	435,553
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29		422	415,297
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	6.625	09/01/30		1,275	1,320,837
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/28		2,145	2,185,332
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		1,025	1,042,454
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	1,042,438
Gtd. Notes	6.625	01/16/34	GBP	300	390,364
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		2,188	2,018,649
Gtd. Notes	6.500	03/13/27		960	936,384
Gtd. Notes	6.700	02/16/32		2,660	2,278,024
Gtd. Notes	6.840	01/23/30		500	445,200
Gtd. Notes, EMTN	2.750	04/21/27	EUR	5,370	5,619,545
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,362	1,442,650
Gtd. Notes, MTN	8.750	06/02/29		514	504,440
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	7.125	01/15/26		359	358,002

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 25

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes	12.000%	06/30/27	EUR	1,760	$2,061,805
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		335	270,007

					46,823,904

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes	5.950	06/01/41		100	96,092

Packaging & Containers 0.2%

Ball Corp.,
Gtd. Notes(a)	2.875	08/15/30		1,000	885,070
Gtd. Notes	6.000	06/15/29		2,375	2,424,158
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		1,540	1,586,536
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/32		725	741,687
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		125	125,810

					5,763,261

Pharmaceuticals 0.2%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		750	671,134
Gtd. Notes, 144A	6.125	08/01/28		725	703,641
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	305,000
Gtd. Notes, 144A	5.000	02/15/29		275	173,250
Gtd. Notes, 144A	5.250	01/30/30		275	160,188
Gtd. Notes, 144A	5.250	02/15/31		275	148,500
Gtd. Notes, 144A	6.250	02/15/29		1,000	655,000
Gtd. Notes, 144A	7.000	01/15/28		275	224,812
Sr. Sec’d. Notes, 144A	4.875	06/01/28		275	223,341
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		650	613,127
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		450	377,513

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250%	06/15/46	520	$394,532
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	2,190	1,379,304

				6,029,342

Pipelines 1.0%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,275	1,244,874
Gtd. Notes, 144A	6.625	02/01/32	580	585,772
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	125	104,534
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,320,236
Sr. Unsec’d. Notes	5.150	03/15/45	55	46,474
Sr. Unsec’d. Notes	5.200	04/01/30	2,690	2,716,822
Sr. Unsec’d. Notes	5.300	04/15/47	125	105,462
Sr. Unsec’d. Notes	5.400	10/01/47	60	51,541
Sr. Unsec’d. Notes	6.250	04/15/49	75	71,160
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes	5.100	08/01/29	6,310	6,410,671
MPLX LP,
Sr. Unsec’d. Notes	5.200	03/01/47	145	123,763
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	499,370
ONEOK, Inc.,
Gtd. Notes	4.200	12/01/42	125	93,955
Gtd. Notes	4.950	07/13/47	255	205,863
Gtd. Notes	5.650	11/01/28	2,908	2,998,126
Gtd. Notes	5.800	11/01/30	360	372,910
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	773,914
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	905	920,965
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,745,950
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	974,212
Targa Resources Corp.,
Gtd. Notes	6.150	03/01/29	316	329,682

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 27

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875%	08/15/29	75	$68,797
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	67,458
Sr. Sec’d. Notes, 144A	6.250	01/15/30	1,325	1,327,924
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	5,290	4,533,978
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	4,990	4,924,826

				34,619,239

Real Estate 0.0%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	1,375	1,326,317

Real Estate Investment Trusts (REITs) 0.5%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.125	05/15/29	1,441	1,403,136
COPT Defense Properties LP,
Gtd. Notes(a)	2.000	01/15/29	2,170	1,941,507
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	1,000	774,899
Sr. Unsec’d. Notes	4.750	02/15/28	25	22,369
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.300	01/15/29	2,770	2,768,048
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	250	166,599
Gtd. Notes	5.000	10/15/27	200	178,023
Sr. Sec’d. Notes, 144A	8.500	02/15/32	125	127,300
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29	1,375	1,287,559
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	975	972,440
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	1,500	1,389,397

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500%	02/15/28		3,636	$3,861,442
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27		993	1,005,205

					15,897,924

Retail 1.4%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,335	1,326,509
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,110	1,126,583
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27		4,122	4,009,168
Sr. Unsec’d. Notes	1.950	08/01/28		4,000	3,651,056
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		623	640,440
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		3,750	3,973,088
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		1,450	1,634,545
CD&R Firefly Bidco PLC (United Kingdom),
Sr. Sec’d. Notes	8.625	04/30/29	GBP	10,700	14,562,913
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	3,800	4,755,244
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,175	2,391,543
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,805	1,521,796
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		1,075	939,025
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,350	1,253,451
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		3,050	2,391,021
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		415	418,524
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		2,550	2,533,721

					47,128,627

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 29

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications 1.0%

CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A	5.125%	02/03/32		760	$685,672
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		129	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		44	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		1,177	1,176,696
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		829	765,647
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		1,375	1,381,474
Sr. Sec’d. Notes, 144A	5.000	05/01/28		1,650	1,633,933
Sr. Sec’d. Notes, 144A	8.750	05/15/30		2,000	2,093,256
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30		1,400	1,376,060
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		2,625	2,185,868
Sec’d. Notes, 144A	4.875	06/15/29		2,975	2,601,776
Sr. Sec’d. Notes, 144A	10.500	04/15/29		465	515,643
Sr. Sec’d. Notes, 144A	10.750	12/15/30		750	832,108
Sr. Sec’d. Notes, 144A	11.000	11/15/29		4,222	4,723,309
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	2,350	2,781,570
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	458,350
Sprint LLC,
Gtd. Notes	7.625	03/01/26		315	319,152
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK N/A	11.750	03/01/28	GBP	3,045	1,147,519
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A	8.250	09/01/27	GBP	5,158	5,260,614
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes, 144A	11.125	12/31/32		696	629,880

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000%	01/31/29	GBP	2,250	$2,744,701
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		345	353,743

					33,666,971

Transportation 0.1%

Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		360	326,704
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27		975	999,154
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		815	730,842
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		225	230,407
Gtd. Notes, 144A	7.125	02/01/32		385	393,976

					2,681,083

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.250	07/01/29		2,110	2,144,641
Sr. Unsec’d. Notes, 144A	5.350	03/30/29		3,440	3,501,582

					5,646,223

TOTAL CORPORATE BONDS
(cost $625,473,806)					625,052,265

FLOATING RATE AND OTHER LOANS 1.2%

Auto Parts & Equipment 0.2%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.072(c)	01/28/32		675	662,133

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.172(c)	11/17/28		541	509,532
Term B Loan, 3 Month SOFR + 5.100%	9.416(c)	11/17/28		3,900	3,684,108

					4,855,773

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 31

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services 0.1%

OCS Group Investments Limited (United Kingdom),
Facility B-1 Loan, SONIA + 5.750%	10.361%(c)	11/27/31	GBP	975	$1,292,886

Computers 0.0%

McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.319(c)	03/01/29		852	795,231

Diversified Financial Services 0.0%

Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%	7.292(c)	03/18/30		1,156	1,153,479

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		188	168,498

Leisure Time 0.1%

International Park Holdings BV (Netherlands),
Term Loan, 6 Month EURIBOR + 5.500%^	8.099(c)	01/30/32		2,700	2,979,432

Media 0.0%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.822(c)	01/18/28		990	962,157

Metal Fabricate/Hardware 0.2%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30		4,329	4,275,233
Term Loan	— (p)	04/01/30		1,200	1,186,500

					5,461,733

Retail 0.4%

CD&R Firefly Bidco PLC (United Kingdom),
Facility B-8, SONIA + 5.250%^	9.709(c)	06/21/28	GBP	1,450	1,888,936

CDR Firefly Bidco PLC (United Kingdom),
(GBP) Term Loan	— (p)	04/29/29		5,525	7,255,348

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)

Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%	5.105%(c)	07/01/31	EUR 4,200	$4,736,412
WSH Services Holding Ltd. (United Kingdom),
Term B Loan, SONIA + 4.750%	9.210(c)	05/16/31	GBP 275	364,660

				14,245,356

Telecommunications 0.2%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.780(c)	05/25/27	196	192,453
Level 3 Financing, Inc.,
Term B-3 Loan	— (p)	03/27/32	975	971,648
Zegona Holdco Limited (United Kingdom),
Facility B (EUR) Loan, 1 Month EURIBOR + 4.250%	6.119(c)	07/17/29	EUR 6,100	6,869,662

				8,033,763

TOTAL FLOATING RATE AND OTHER LOANS (cost $39,119,507)				39,948,308

MUNICIPAL BONDS 0.2%

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	550	580,127
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	570,009
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	602,384

				1,752,520

Colorado 0.0%

Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,195,485

Illinois 0.0%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	814	813,771

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 33

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	2,000	$2,406,979
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	202,585

				2,609,564

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	153,907

Texas 0.0%

City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds	4.427	02/01/42	120	112,408

TOTAL MUNICIPAL BONDS (cost $7,632,467)				6,637,655

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.0%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.350(c)	07/01/26	982	983,108
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.554(c)	08/25/34	4,612	4,660,843
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A3	6.662(cc)	02/25/37	18	17,315
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	7,138	6,788,743
Series 2024-RP02, Class A2, 144A	4.222(cc)	02/25/63	593	497,107
Series 2024-RP02, Class B1, 144A	3.113(cc)	02/25/63	180	134,204
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	44,478
Series 2024-RP02, Class B3, PO, 144A	11.556(s)	02/25/63	165	19,930
Series 2024-RP02, Class B4, PO, 144A	15.130(s)	02/25/63	299	24,185
Series 2024-RP02, Class M1, 144A	4.222(cc)	02/25/63	399	332,654
Series 2024-RP02, Class M2, 144A	4.222(cc)	02/25/63	304	242,027
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	13	11,144
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	9,143	10,181
Series 2025-RP01, Class A1, 144A	3.977(cc)	01/25/64	10,000	9,428,024
Series 2025-RP01, Class A2, 144A	3.977(cc)	01/25/64	442	329,780
Series 2025-RP01, Class B1, 144A	3.977(cc)	01/25/64	177	105,864

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2025-RP01, Class B2, 144A	3.977%(cc)	01/25/64	112	$57,651
Series 2025-RP01, Class B3, 144A	0.155(cc)	01/25/64	141	59,490
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	141	50,475
Series 2025-RP01, Class M1, 144A	3.977(cc)	01/25/64	377	266,000
Series 2025-RP01, Class M2, 144A	3.977(cc)	01/25/64	236	153,011
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	21	18,274
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	11,626	1,163
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.454(c)	10/25/41	600	609,564
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.504(c)	12/25/41	318	323,962
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.354(c)	01/25/42	1,900	1,938,000
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.604(c)	03/25/42	1,000	1,077,500
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.604(c)	03/25/42	290	307,037
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.454(c)	03/25/42	1,000	1,026,798
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.453(c)	06/25/43	1,400	1,454,033
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.054(c)	07/25/44	250	248,909
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.804(c)	04/25/34	664	670,593
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.354(c)	09/26/33	251	251,479
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.854(c)	10/25/41	1,460	1,457,441

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 35

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.154%(c)	11/25/41		100	$100,297
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.454(c)	09/25/41		100	100,250
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.704(c)	12/25/41		100	100,563
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.854(c)	01/25/42		70	70,963
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.754(c)	02/25/42		1,400	1,429,092
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.254(c)	04/25/42		2,020	2,073,275
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.704(c)	05/25/42		200	207,250
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	9.704(c)	08/25/42		600	642,186
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	7.188(cc)	07/25/35		7	6,713
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A	5.323	09/25/39		6,500	6,475,644
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.521(c)	05/26/66	EUR	3,100	3,330,589
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.191(c)	01/25/48		809	788,571
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506	02/25/70		7,097	7,123,930
Series 2025-INV01, Class A2, 144A	5.708	02/25/70		795	798,705
Series 2025-INV01, Class A3, 144A	5.860	02/25/70		1,366	1,370,198
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		10,761	92,864
Series 2025-INV01, Class B1, 144A	6.604(cc)	02/25/70		405	392,946
Series 2025-INV01, Class B2, 144A	6.604(cc)	02/25/70		319	299,582
Series 2025-INV01, Class B3, 144A	6.604(cc)	02/25/70		200	178,370
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		578	578,085
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		10,761	360,481

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.254%(c)	04/25/34	883	$891,432
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.854(c)	05/25/33	30,645	30,761,760
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	03/29/27	8,183	8,194,502
PRET Trust,
Series 2025-NPL01, Class A1, 144A	6.063	02/25/55	5,716	5,719,827
PRPM LLC,
Series 2024-03, Class A1, 144A	6.994	05/25/29	2,559	2,564,455
Series 2024-04, Class A1, 144A	6.414	08/25/29	8,511	8,533,217
Series 2024-05, Class A1, 144A	5.689	09/25/29	4,607	4,606,295
Series 2025-02, Class A1, 144A	6.469	05/25/30	3,500	3,508,160
Series 2025-RPL01, Class A1, 144A	4.000	03/25/55	3,796	3,682,282
Series 2025-RPL01, Class A2, 144A	4.000	03/25/55	683	635,125
Series 2025-RPL01, Class A3, 144A	4.000	03/25/55	403	367,621
Series 2025-RPL01, Class M1A, 144A	4.000	03/25/55	393	352,313
Series 2025-RPL01, Class M1B, 144A	4.000	03/25/55	139	122,043
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.054(c)	11/25/31	611	620,666
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.054(c)	07/25/33	483	486,050
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-37A, Class 3A7	6.234(cc)	12/25/33	164	157,119
VCAT LLC,
Series 2025-NPL03, Class A1, 144A	5.889	02/25/55	3,293	3,285,335

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $133,549,449)				134,609,723

SOVEREIGN BONDS 3.8%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	685	595,697
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28	987	978,097

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 37

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375%	04/25/30		6,175	$6,267,625
Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,341,312
Sr. Unsec’d. Notes	8.500	04/25/35		10,255	10,419,080
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	4.500	01/30/30		451	420,050
Sr. Unsec’d. Notes	5.500	02/22/29		1,637	1,614,082
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,888,190
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,574,906
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		3,340	3,281,550
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	2,812	2,736,185
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	4,202	4,422,259
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	5,923	6,089,208
Sr. Unsec’d. Notes, 144A(a)	7.625	01/30/33		3,025	2,824,594
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		9,630	8,823,487
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes	2.375	12/15/27		30,000	27,843,900
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000	22,707,978
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		2,132	2,014,079
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	5,414,553
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,778	1,803,904
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	758	681,061
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,043	2,286,206
Sr. Unsec’d. Notes	6.250	05/26/28		937	962,299
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,320	4,382,939
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	139	124,891
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	2,829	3,165,774
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		1,942	1,917,725
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		520	534,040
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	943,022
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	2,958,411

TOTAL SOVEREIGN BONDS
(cost $128,206,626)					131,017,104

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 8.8%
Federal Home Loan Mortgage Corp.	2.500%	09/01/46	1,327	$1,131,253
Federal Home Loan Mortgage Corp.	2.500	01/01/51	472	395,545
Federal Home Loan Mortgage Corp.	2.500	03/01/51	2,633	2,201,163
Federal Home Loan Mortgage Corp.	2.500	04/01/51	6,194	5,182,836
Federal Home Loan Mortgage Corp.	2.500	05/01/51	1,977	1,646,215
Federal Home Loan Mortgage Corp.	2.500	07/01/51	465	389,063
Federal Home Loan Mortgage Corp.	2.500	07/01/51	945	788,914
Federal Home Loan Mortgage Corp.	2.500	11/01/51	3,502	2,971,611
Federal Home Loan Mortgage Corp.	2.500	01/01/52	929	783,866
Federal Home Loan Mortgage Corp.	2.500	02/01/52	1,724	1,439,813
Federal Home Loan Mortgage Corp.	3.000	07/01/46	3,663	3,335,368
Federal Home Loan Mortgage Corp.	3.000	10/01/51	1,328	1,159,054
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,835	1,603,632
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,622	1,426,093
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,599	2,262,082
Federal Home Loan Mortgage Corp.	3.000	03/01/52	521	459,061
Federal Home Loan Mortgage Corp.	3.500	10/01/45	2,463	2,306,402
Federal Home Loan Mortgage Corp.	3.500	09/01/46	6,374	5,967,845
Federal Home Loan Mortgage Corp.	3.500	01/01/52	7,647	6,926,967
Federal Home Loan Mortgage Corp.	3.500	02/01/52	874	792,171
Federal Home Loan Mortgage Corp.	3.500	05/01/52	314	283,980
Federal Home Loan Mortgage Corp.	4.000	05/01/52	5,993	5,595,448
Federal Home Loan Mortgage Corp.	4.500	09/01/42	10,279	10,203,317
Federal Home Loan Mortgage Corp.	4.500	06/01/52	796	762,912
Federal Home Loan Mortgage Corp.	4.500	09/01/52	269	257,544
Federal Home Loan Mortgage Corp.	5.000	07/01/52	4,345	4,274,605
Federal Home Loan Mortgage Corp.	5.000	08/01/52	2,044	2,004,318
Federal Home Loan Mortgage Corp.	5.000	10/01/52	6,940	6,816,263
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,169	1,147,560
Federal Home Loan Mortgage Corp.	5.000	12/01/52	853	837,986
Federal Home Loan Mortgage Corp.	5.000	01/01/53	2,961	2,906,758
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,454	1,455,177
Federal Home Loan Mortgage Corp.	6.000	01/01/53	1,691	1,718,917
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,740	1,767,259
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,811	1,853,354
Federal Home Loan Mortgage Corp.	6.000	04/01/53	1,296	1,319,233
Federal Home Loan Mortgage Corp.	6.000	12/01/54	12,794	12,981,962
Federal Home Loan Mortgage Corp.	6.000	01/01/55	984	998,681
Federal National Mortgage Assoc.	2.000	TBA	37,500	29,735,972
Federal National Mortgage Assoc.	2.500	TBA	16,500	13,719,474
Federal National Mortgage Assoc.	2.500	02/01/51	1,905	1,598,465
Federal National Mortgage Assoc.	2.500	03/01/51	1,573	1,315,692
Federal National Mortgage Assoc.	3.000	08/01/43	350	317,045
Federal National Mortgage Assoc.	3.000	04/01/48	5,123	4,638,815
Federal National Mortgage Assoc.	3.000	07/01/51	480	419,784

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 39

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	10/01/51	1,935	$1,686,583
Federal National Mortgage Assoc.	3.000	02/01/52	460	400,016
Federal National Mortgage Assoc.	3.000	04/01/52	3,609	3,140,471
Federal National Mortgage Assoc.	3.500	01/01/50	656	614,182
Federal National Mortgage Assoc.	3.500	07/01/51	954	867,702
Federal National Mortgage Assoc.	3.500	05/01/52	16,235	14,676,596
Federal National Mortgage Assoc.	3.500	06/01/52	1,050	954,586
Federal National Mortgage Assoc.	3.500	06/01/52	2,381	2,161,765
Federal National Mortgage Assoc.	4.000	TBA	1,500	1,397,532
Federal National Mortgage Assoc.	4.000	03/01/48	9,523	9,182,811
Federal National Mortgage Assoc.	4.000	04/01/52	981	921,490
Federal National Mortgage Assoc.	4.000	05/01/52	2,217	2,070,477
Federal National Mortgage Assoc.	4.000	06/01/52	1,597	1,490,749
Federal National Mortgage Assoc.	4.000	04/01/53	1,991	1,867,394
Federal National Mortgage Assoc.	4.500	06/01/52	4,384	4,200,069
Federal National Mortgage Assoc.	4.500	08/01/52	3,755	3,597,434
Federal National Mortgage Assoc.	5.000	TBA	16,500	16,143,378
Federal National Mortgage Assoc.	5.000	07/01/52	2,081	2,045,029
Federal National Mortgage Assoc.	5.000	08/01/52	701	689,248
Federal National Mortgage Assoc.	5.000	09/01/52	3,685	3,619,867
Federal National Mortgage Assoc.	5.500	10/01/52	775	775,696
Federal National Mortgage Assoc.	5.500	11/01/52	22,929	23,017,951
Federal National Mortgage Assoc.	6.000	TBA	2,000	2,028,822
Federal National Mortgage Assoc.	6.000	11/01/52	906	922,314
Federal National Mortgage Assoc.	6.000	12/01/52	1,198	1,221,120
Federal National Mortgage Assoc.	6.000	04/01/53	1,276	1,299,219
Federal National Mortgage Assoc.	6.000	12/01/54	2,594	2,633,306
Government National Mortgage Assoc.	2.000	10/20/50	9,090	7,417,144
Government National Mortgage Assoc.	2.500	09/20/51	2,899	2,470,735
Government National Mortgage Assoc.	3.500	12/20/51	10,572	9,645,593
Government National Mortgage Assoc.	3.500	01/20/52	1,473	1,338,614
Government National Mortgage Assoc.	3.500	04/20/52	1,078	981,266
Government National Mortgage Assoc.	4.000	01/20/50	1,834	1,721,036
Government National Mortgage Assoc.	4.000	06/20/52	5,401	5,048,441
Government National Mortgage Assoc.	4.000	08/20/52	6,217	5,810,940
Government National Mortgage Assoc.	4.500	08/20/52	5,966	5,746,145
Government National Mortgage Assoc.	5.000	02/20/54	921	903,958
Government National Mortgage Assoc.	6.500	07/20/54	3,088	3,160,883

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $299,111,989)				299,970,037

U.S. TREASURY OBLIGATIONS 30.2%
U.S. Treasury Bonds	1.625	11/15/50	48,600	25,909,875
U.S. Treasury Bonds	2.250	05/15/41	20,165	14,764,561

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	2.375%	11/15/49	72,235	$46,952,750
U.S. Treasury Bonds	3.000	02/15/49	4,085	3,040,772
U.S. Treasury Bonds	3.375	11/15/48	68,955	55,088,580
U.S. Treasury Bonds	3.625	02/15/53	1,000	827,813
U.S. Treasury Bonds	4.125	08/15/44	30,000	27,806,250
U.S. Treasury Notes	0.625	07/31/26	117,305	112,796,089
U.S. Treasury Notes	0.750	05/31/26	99,695	96,412,075
U.S. Treasury Notes	0.750	08/31/26	40,000	38,442,187
U.S. Treasury Notes	0.875	09/30/26	25,440	24,444,263
U.S. Treasury Notes	1.250	11/30/26	255,240	245,748,262
U.S. Treasury Notes	3.875	09/30/29	4,110	4,140,825
U.S. Treasury Notes	3.875	12/31/29	11,595	11,680,151
U.S. Treasury Notes	4.000	12/15/25	8,210	8,207,755
U.S. Treasury Notes	4.000	01/15/27	68,890	69,272,124
U.S. Treasury Notes	4.250	12/31/25	9,525	9,536,162
U.S. Treasury Notes	4.250	06/30/29	38,500	39,351,211
U.S. Treasury Notes	4.375	12/15/26	113,060	114,274,512
U.S. Treasury Notes	4.625	09/30/30	67,260	70,029,220
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	548,365
U.S. Treasury Strips Coupon	3.513(s)	11/15/41	23,665	10,598,657
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	74,940
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	340	99,927
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	580	172,466
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	430	155,753

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,031,980,275)				1,030,375,545

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 6.2%
PGIM AAA CLO ETF			1,797,750	92,026,822
PGIM Floating Rate Income ETF			50,000	2,455,400
PGIM Ultra Short Bond ETF			2,350,000	116,677,500

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $211,380,963)(wa)				211,159,722

COMMON STOCKS 0.2%

Chemicals 0.0%

TPC Group, Inc.*^			56,219	1,124,380

Gas Utilities 0.0%

Ferrellgas Partners LP (Class B Stock)*(x)			6,534	1,066,433

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 41

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain) (Class A1 Stock)*^	10,406	$229,874
Codere Group Topco SA (Spain) (Class A2 Stock)*^	14,649	323,605

		553,479

Interactive Media & Services 0.0%

Diamond Sports Group LLC*	28,420	406,406

Oil, Gas & Consumable Fuels 0.1%

Expand Energy Corp.	12,570	1,306,023

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*	147,816	1,034,712
Intelsat Emergence SA (Luxembourg)*	19,703	790,583

		1,825,295

TOTAL COMMON STOCKS (cost $2,168,690)		6,282,016

PREFERRED STOCKS 0.0%

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	545	545,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	9,592	110,680

TOTAL PREFERRED STOCKS (cost $584,180)		655,680

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain), expiring 09/30/34^	34	308

See Notes to Financial Statements.

42

Description	Units	Value

WARRANTS* (Continued)

Interactive Media & Services 0.0%

Diamond Sports Group LLC, expiring 06/30/26	53,156	$14,395

TOTAL WARRANTS (cost $1,320)		14,703

TOTAL LONG-TERM INVESTMENTS (cost $3,388,359,752)		3,400,943,428

	Shares

SHORT-TERM INVESTMENTS 3.6%

AFFILIATED MUTUAL FUNDS 3.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)	77,874,431	77,874,431
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $44,452,915; includes $44,328,152 of cash collateral for securities on loan)(b)(wa)	44,486,139	44,454,998

TOTAL AFFILIATED MUTUAL FUNDS (cost $122,327,346)		122,329,429

OPTIONS PURCHASED*~ 0.0% (cost $1,231,272)		1,528,647

TOTAL SHORT-TERM INVESTMENTS (cost $123,558,618)		123,858,076

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.4% (cost $3,511,918,370)		3,524,801,504

OPTIONS WRITTEN*~ (0.1)% (premiums received $3,407,594)		(3,892,705)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.3% (cost $3,508,510,776)		3,520,908,799
Liabilities in excess of other assets(z) (3.3)%		(111,302,771)

NET ASSETS 100.0%		$3,409,606,028

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 43

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CGM—Citigroup Global Markets, Inc.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FNMA—Federal National Mortgage Association
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

See Notes to Financial Statements.

44

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,417,879 and 0.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,407,775; cash collateral of $44,328,152 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	05/09/18	$2,454,600	$2,119,500	0.1%
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	05/09/18	2,389,640	1,984,500	0.0
Ferrellgas Escrow LLC, 8.956%^, 03/30/31	06/26/24	550,450	545,000	0.0

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 45

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Ferrellgas Partners LP (Class B Stock)*	10/25/19	$1,794,337	$1,066,433	0.0%
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%), 6.453%(c), 01/23/29	12/07/18	11,870,985	12,385,639	0.4

Total		$19,060,012	$18,101,072	0.5%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at April 30, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $519,121)^	527	$519,121	$—	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	4.500%	TBA	06/12/25	$5,000	$(4,779,689)
Federal National Mortgage Assoc.	5.500%	TBA	06/12/25	9,500	(9,473,183)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $14,196,826)					$(14,252,872)

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$99.75	182	455	$2,275

(cost $2,563)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	MSI	05/15/25	26.50	—	EUR	4,126	$19
Currency Option EUR vs MXN	Call	MSI	05/22/25	27.00	—	EUR	3,579	143
Currency Option EUR vs TRY	Call	JPM	05/06/25	70.00	—	EUR	8,201	83
Currency Option EUR vs TRY	Call	JPM	05/27/25	80.00	—	EUR	7,376	3,748
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12	—	EUR	16,003	251,054

See Notes to Financial Statements.

46

Option Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs BRL	Call	MSI	05/08/25	7.20	—	4,054	$2
Currency Option USD vs BRL	Call	JPM	05/08/25	7.60	—	2,035	—
Currency Option USD vs BRL	Call	MSI	05/22/25	7.00	—	4,115	133
Currency Option USD vs BRL	Call	CITI	05/23/25	7.00	—	4,110	138
Currency Option USD vs COP	Call	HSBC	05/08/25	5,500.00	—	8,140	—
Currency Option USD vs COP	Call	MSI	05/14/25	5,200.00	—	4,062	12
Currency Option USD vs INR	Call	JPM	01/08/26	91.00	—	13,730	48,971
Currency Option USD vs KRW	Call	CITI	05/08/25	1,650.00	—	4,084	—
Currency Option USD vs KRW	Call	MSI	05/19/25	1,600.00	—	4,069	38
Currency Option USD vs KRW	Call	MSI	05/23/25	1,600.00	—	4,110	54
Currency Option USD vs MXN	Call	CITI	05/05/25	24.00	—	4,130	—
Currency Option USD vs MXN	Call	CITI	05/08/25	27.00	—	4,070	—
Currency Option USD vs MXN	Call	MSI	05/14/25	24.00	—	4,062	20
Currency Option USD vs TRY	Call	JPM	05/02/25	70.00	—	4,130	—
Currency Option USD vs TRY	Call	JPM	05/19/25	65.00	—	4,067	3,385
Currency Option USD vs TRY	Call	JPM	05/27/25	75.00	—	2,065	1,220
Currency Option USD vs ZAR	Call	CITI	05/01/25	22.00	—	4,120	—
Currency Option USD vs ZAR	Call	CITI	05/20/25	23.00	—	4,120	58
Currency Option USD vs ZAR	Call	JPM	05/28/25	22.00	—	4,130	285
Currency Option USD vs BRL	Put	JPM	05/05/25	5.00	—	4,130	—
Currency Option USD vs BRL	Put	CITI	05/08/25	5.20	—	4,084	21
Currency Option USD vs BRL	Put	MSI	05/08/25	5.20	—	12,661	67
Currency Option USD vs BRL	Put	HSBC	05/14/25	5.00	—	4,062	15
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	6,617	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50	—	24,673	724
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—	21,318	3,262
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—	6,142	940
Currency Option USD vs MXN	Put	MSI	05/20/25	17.50	—	2,034	8
Currency Option USD vs ZAR	Put	MSI	05/28/25	16.80	—	4,148	192

Total OTC Traded (cost $167,700)							$314,592

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.410%	17,325	$ 57,886
5-Year Interest Rate Swap, 06/27/30	Call	JPM	06/25/25	1.00%	1.00%(A)	1 Day SOFR(A)/ 4.410%	9,890	71

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 47

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Option Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	9,890	$95,714
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.410%	4,885	109
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	4,885	87,511
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	11,695	4,614
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	11,695	121
CDX.NA.IG.44.V1, 06/20/30	Put	MSI	07/16/25	0.73%	CDX.NA.IG. 44.V1(Q)	1.00%(Q)	330,300	965,754

Total OTC Swaptions (cost $1,061,009)								$1,211,780

Total Options Purchased (cost $1,231,272)								$1,528,647

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$96.25	182	455	$(269,588)
3 Month SOFR	Put	12/12/25	$96.25	182	455	(70,525)

Total Exchange Traded (premiums received $286,783)						$(340,113)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	MSI	05/15/25	25.08	—	EUR	4,126	$(7,936)
Currency Option EUR vs MXN	Call	MSI	05/22/25	23.25	—	EUR	3,579	(11,141)
Currency Option EUR vs TRY	Call	JPM	05/27/25	47.00	—	EUR	7,376	(79,704)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15	—	EUR	16,003	(16,024)
Currency Option USD vs BRL	Call	MSI	05/22/25	5.90	—		4,115	(14,570)
Currency Option USD vs BRL	Call	CITI	05/23/25	5.85	—		4,110	(20,733)
Currency Option USD vs COP	Call	HSBC	05/08/25	4,290.00	—		8,140	(29,975)

See Notes to Financial Statements.

48

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs COP	Call	MSI	05/14/25	4,200.00	—	4,062	$(61,746)
Currency Option USD vs KRW	Call	MSI	05/19/25	1,420.00	—	4,069	(46,517)
Currency Option USD vs KRW	Call	MSI	05/23/25	1,435.00	—	4,110	(29,136)
Currency Option USD vs MXN	Call	MSI	05/14/25	19.90	—	4,062	(19,002)
Currency Option USD vs TRY	Call	JPM	05/02/25	40.00	—	4,130	(227)
Currency Option USD vs TRY	Call	JPM	05/19/25	40.00	—	4,067	(31,542)
Currency Option USD vs TRY	Call	JPM	05/27/25	41.50	—	2,065	(14,265)
Currency Option USD vs ZAR	Call	CITI	05/20/25	19.00	—	4,120	(21,586)
Currency Option USD vs ZAR	Call	JPM	05/28/25	19.00	—	4,130	(29,210)
FNMA TBA 6.00%	Call	CITI	05/06/25	101.52	—	2,000	(2,367)
Currency Option USD vs BRL	Put	JPM	05/05/25	5.55	—	4,130	(1,614)
Currency Option USD vs BRL	Put	CITI	05/08/25	5.80	—	4,084	(97,563)
Currency Option USD vs BRL	Put	MSI	05/08/25	6.20	—	12,661	(1,175,493)
Currency Option USD vs BRL	Put	HSBC	05/14/25	5.75	—	4,062	(73,582)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—	13,730	(318,182)
Currency Option USD vs MXN	Put	MSI	05/20/25	19.75	—	2,034	(27,751)
Currency Option USD vs ZAR	Put	MSI	05/28/25	18.10	—	4,148	(14,017)

Total OTC Traded (premiums received $1,794,110)							$(2,143,883)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/ 4.410%	3.05%(A)	17,325	$(80,027)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	19,780	(97,729)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	9,770	(87,859)
CDX.NA.IG.44.V1, 06/20/30	Call	MSI	07/16/25	0.65%	CDX.NA.IG. 44.V1(Q)	1.00%(Q)	330,300	(497,120)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	23,390	(1,569)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	10,880	(33,730)
CDX.NA.HY.44.V1, 06/20/30	Put	BARC	06/18/25	$ 96.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)	10,480	(22,807)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 49

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.HY.44.V1, 06/20/30	Put	CITI	06/18/25	$98.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)	11,200	$(35,338)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)	11,110	(77,067)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	54,050	(22,074)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG. 44.V1(Q)	56,090	(36,616)
CDX.NA.IG.44.V1, 06/20/30	Put	MSI	07/16/25	0.93%	1.00%(Q)	CDX.NA.IG. 44.V1(Q)	330,300	(416,773)

Total OTC Swaptions (premiums received $1,326,701)								$(1,408,709)

Total Options Written (premiums received $3,407,594)								$(3,892,705)

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,442	3 Month CME SOFR	Jun. 2025	$344,818,250	$(218,639)
486	20 Year U.S. Treasury Bonds	Jun. 2025	56,679,750	337,358

				118,719

Short Positions:
56	3 Month CME SOFR	Sep. 2025	13,428,100	18,447
56	3 Month CME SOFR	Dec. 2025	13,491,100	(28,803)
3,698	2 Year U.S. Treasury Notes	Jun. 2025	769,732,924	(5,519,095)
247	5 Year Euro-Bobl	Jun. 2025	33,474,143	(201,485)
4,252	5 Year U.S. Treasury Notes	Jun. 2025	464,298,458	(7,665,076)
27	10 Year Euro-Bund	Jun. 2025	4,030,748	17,714
770	10 Year U.S. Treasury Notes	Jun. 2025	86,408,438	(1,543,619)
775	10 Year U.S. Ultra Treasury Notes	Jun. 2025	88,919,144	(1,367,423)
1,021	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	123,572,906	(1,134,857)
253	Euro Schatz Index	Jun. 2025	30,830,751	(146,392)

				(17,570,589)

				$(17,451,870)

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at April 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	GSI	BRL	115,884	$20,195,222	$20,395,002	$199,780	$—
Expiring 05/05/25	HSBC	BRL	27,918	4,694,000	4,913,359	219,359	—
Expiring 06/03/25	GSI	BRL	118,185	20,595,087	20,647,186	52,099	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	1,960,965	2,058,000	2,070,241	12,241	—
Expiring 06/18/25	CITI	CLP	1,616,373	1,689,000	1,706,446	17,446	—
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	14,834	2,035,000	2,048,484	13,484	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	39,374,816	9,468,287	9,252,146	—	(216,141)
Expiring 06/18/25	TD	COP	16,079,675	3,853,000	3,778,341	—	(74,659)
Euro,
Expiring 07/22/25	BOA	EUR	1,815	2,074,000	2,066,819	—	(7,181)
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	795,247	2,204,762	2,217,878	13,116	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	1,871,902	21,378,267	22,042,609	664,342	—
Expiring 06/18/25	HSBC	INR	346,800	4,000,000	4,083,747	83,747	—
Expiring 06/18/25	JPM	INR	1,147,295	13,038,111	13,509,987	471,876	—
Indonesian Rupiah,
Expiring 06/18/25	BOA	IDR	251,794,000	15,333,658	15,183,817	—	(149,841)
Expiring 06/18/25	HSBC	IDR	84,876,890	5,151,000	5,118,292	—	(32,708)
Expiring 06/18/25	JPM	IDR	65,785,065	3,903,000	3,967,006	64,006	—
Japanese Yen,
Expiring 07/22/25	HSBC	JPY	368,230	2,582,000	2,599,683	17,683	—
Expiring 07/22/25	SCB	JPY	707,740	5,008,243	4,996,602	—	(11,641)
Mexican Peso,
Expiring 06/18/25	BNP	MXN	103,128	5,067,000	5,223,630	156,630	—
Expiring 06/18/25	CITI	MXN	140,376	6,812,198	7,110,280	298,082	—
New Taiwanese Dollar,
Expiring 06/18/25	CITI	TWD	64,660	2,026,000	2,035,042	9,042	—
Expiring 06/18/25	HSBC	TWD	213,521	6,639,000	6,720,146	81,146	—
Expiring 06/18/25	HSBC	TWD	193,573	5,881,000	6,092,339	211,339	—
Expiring 06/18/25	SCB	TWD	212,604	6,470,000	6,691,306	221,306	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	18,676	5,060,000	5,085,989	25,989	—
Expiring 06/18/25	CITI	PEN	18,109	4,937,228	4,931,662	—	(5,566)
Philippine Peso,
Expiring 06/18/25	HSBC	PHP	250,432	4,358,000	4,484,645	126,645	—
Expiring 06/18/25	MSI	PHP	649,621	11,334,610	11,633,147	298,537	—
Polish Zloty,
Expiring 07/22/25	HSBC	PLN	5,425	1,430,617	1,432,233	1,616	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 51

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 06/18/25	CITI	ZAR	25,485	$1,360,000	$1,364,719	$4,719	$—
Expiring 06/18/25	HSBC	ZAR	141,564	7,691,182	7,580,647	—	(110,535)
South Korean Won,
Expiring 06/18/25	BOA	KRW	6,614,964	4,581,000	4,658,327	77,327	—
Expiring 06/18/25	CITI	KRW	2,863,974	2,026,000	2,016,840	—	(9,160)
Thai Baht,
Expiring 06/18/25	HSBC	THB	144,183	4,336,000	4,332,079	—	(3,921)
Turkish Lira,
Expiring 05/27/25	BARC	TRY	247,540	6,235,102	6,227,873	—	(7,229)
Expiring 05/27/25	MSI	TRY	68,326	1,720,000	1,719,023	—	(977)
Expiring 06/03/25	HSBC	TRY	306,729	7,661,047	7,654,342	—	(6,705)

				$234,886,621	$237,591,914	3,341,557	(636,264)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	CITI	BRL	26,413	$4,477,000	$4,648,476	$—	$(171,476)
Expiring 05/05/25	GSI	BRL	117,389	20,596,346	20,659,885	—	(63,539)
British Pound,
Expiring 07/22/25	DB	GBP	44,408	58,754,226	59,200,695	—	(446,469)
Chilean Peso,
Expiring 06/18/25	BOA	CLP	1,884,501	2,034,000	1,989,516	44,484	—
Expiring 06/18/25	CITI	CLP	3,133,032	3,365,921	3,307,622	58,299	—
Expiring 06/18/25	DB	CLP	1,916,192	2,056,000	2,022,973	33,027	—
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	14,896	2,035,000	2,057,055	—	(22,055)
Expiring 06/18/25	JPM	CNH	216,994	30,076,103	29,966,079	110,024	—
Colombian Peso,
Expiring 06/18/25	BARC	COP	9,910,382	2,382,000	2,328,704	53,296	—
Expiring 06/18/25	CITI	COP	17,644,878	4,023,000	4,146,127	—	(123,127)
Expiring 06/18/25	CITI	COP	10,298,910	2,382,000	2,419,999	—	(37,999)
Expiring 06/18/25	CITI	COP	9,111,384	2,042,000	2,140,958	—	(98,958)
Expiring 06/18/25	DB	COP	8,724,150	2,058,000	2,049,968	8,032	—
Czech Koruna,
Expiring 07/22/25	CITI	CZK	157,517	7,171,376	7,165,966	5,410	—
Euro,
Expiring 07/22/25	HSBC	EUR	95,306	104,867,869	108,530,775	—	(3,662,906)
Expiring 07/22/25	HSBC	EUR	2,762	3,154,000	3,144,875	9,125	—

See Notes to Financial Statements.

52

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/22/25	MSI	EUR	7,194	$8,161,670	$8,192,177	$—	$(30,507)
Expiring 07/22/25	SSB	EUR	101,254	115,948,135	115,304,682	643,453	—
Expiring 07/22/25	TD	EUR	99,096	113,251,442	112,846,703	404,739	—
Indian Rupee,
Expiring 06/18/25	HSBC	INR	477,620	5,517,000	5,624,226	—	(107,226)
Expiring 06/18/25	MSI	INR	672,775	7,653,000	7,922,273	—	(269,273)
Expiring 06/18/25	MSI	INR	526,284	6,012,000	6,197,269	—	(185,269)
Expiring 06/18/25	SSB	INR	496,166	5,740,000	5,842,604	—	(102,604)
Mexican Peso,
Expiring 06/18/25	DB	MXN	101,109	4,841,000	5,121,351	—	(280,351)
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	191,544	5,846,000	6,028,483	—	(182,483)
Expiring 06/18/25	HSBC	TWD	814,658	24,970,371	25,639,796	—	(669,425)
Expiring 06/18/25	HSBC	TWD	226,638	6,913,000	7,132,988	—	(219,988)
Expiring 06/18/25	HSBC	TWD	208,968	6,370,000	6,576,859	—	(206,859)
Expiring 06/18/25	MSI	TWD	202,255	6,203,000	6,365,585	—	(162,585)
Peruvian Nuevo Sol,
Expiring 06/18/25	SCB	PEN	18,637	5,077,000	5,075,327	1,673	—
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	21,470	16,210,796	16,483,992	—	(273,196)
Expiring 06/18/25	BOA	SGD	7,957	5,986,000	6,109,033	—	(123,033)
Expiring 06/18/25	GSI	SGD	5,417	4,023,000	4,159,018	—	(136,018)
South African Rand,
Expiring 06/18/25	CITI	ZAR	25,437	1,360,000	1,362,121	—	(2,121)
Expiring 06/18/25	HSBC	ZAR	25,435	1,360,000	1,362,000	—	(2,000)
South Korean Won,
Expiring 06/18/25	BNP	KRW	20,108,020	13,981,477	14,160,279	—	(178,802)
Expiring 06/18/25	BNY	KRW	20,108,020	13,973,898	14,160,278	—	(186,380)
Expiring 06/18/25	HSBC	KRW	8,381,565	5,700,000	5,902,386	—	(202,386)
Thai Baht,
Expiring 06/18/25	CITI	THB	199,312	5,882,000	5,988,444	—	(106,444)
Expiring 06/18/25	HSBC	THB	634,818	18,861,122	19,073,519	—	(212,397)

				$661,316,752	$668,411,066	1,371,562	(8,465,876)

						$4,713,119	$(9,102,140)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 53

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Cross currency exchange contracts outstanding at April 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	1,349	JPY	216,338	$8,711	$—	MSI
07/22/25	Buy	JPY	217,447	EUR	1,349	—	(881)	CITI
07/22/25	Buy	JPY	435,309	EUR	2,698	1,167	—	MSI
07/22/25	Buy	PLN	16,850	EUR	3,898	10,587	—	BNP

						$20,465	$(881)

Credit default swap agreements outstanding at April 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q	)	2,000	$456,774	$54	$456,720	BARC
Dominican Republic	06/20/30	1.000%(Q	)	2,000	113,449	54	113,395	BARC
Emirate of Abu Dhabi	06/20/30	1.000%(Q	)	2,000	(59,167)	54	(59,221)	BARC
Federal Republic of Nigeria	06/20/30	1.000%(Q	)	2,000	461,334	54	461,280	BARC
Federation of Malaysia	06/20/30	1.000%(Q	)	3,000	(54,853)	82	(54,935)	BARC
Federative Republic of Brazil	06/20/30	1.000%(Q	)	9,000	318,689	245	318,444	BARC
Kingdom of Bahrain	06/20/30	1.000%(Q	)	2,000	122,189	54	122,135	BARC
Kingdom of Morocco	06/20/30	1.000%(Q	)	2,000	23,631	54	23,577	BARC
Kingdom of Saudi Arabia	06/20/30	1.000%(Q	)	5,000	(43,370)	136	(43,506)	BARC
People’s Republic of China	06/20/30	1.000%(Q	)	9,000	(170,585)	245	(170,830)	BARC
Republic of Argentina	06/20/30	1.000%(Q	)	2,000	578,210	54	578,156	BARC
Republic of Chile	06/20/30	1.000%(Q	)	6,000	(91,423)	163	(91,586)	BARC
Republic of Colombia	06/20/30	1.000%(Q	)	7,000	504,811	190	504,621	BARC
Republic of Indonesia	06/20/30	1.000%(Q	)	8,000	(18,379)	217	(18,596)	BARC
Republic of Ivory Coast	06/20/30	1.000%(Q	)	2,000	320,019	54	319,965	BARC
Republic of Panama	06/20/30	1.000%(Q	)	2,000	110,246	54	110,192	BARC
Republic of Peru	06/20/30	1.000%(Q	)	3,000	(851)	82	(933)	BARC
Republic of Philippines	06/20/30	1.000%(Q	)	3,000	(33,795)	82	(33,877)	BARC
Republic of South Africa	06/20/30	1.000%(Q	)	9,000	566,696	245	566,451	BARC
Republic of Turkey	06/20/30	1.000%(Q	)	9,000	996,725	245	996,480	BARC
Sultanate of Oman	06/20/30	1.000%(Q	)	2,000	25,541	54	25,487	BARC
United Mexican States	06/20/30	1.000%(Q	)	9,000	154,552	245	154,307	BARC

					$4,280,443	$2,717	$4,277,726

See Notes to Financial Statements.

54

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q	)	100,000	1.992%	$(4,312,894)	$(32,077)	$(4,280,817)	BARC

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M	)	13,568	*	$18,838	$(4,864)	$23,702	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q	)	1,950	$(306,334)	$(255,631)	$(50,703)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q	)	1,950	(289,595)	(282,204)	(7,391)	GSI
Bombardier, Inc.	06/20/29	5.000%(Q	)	1,950	(234,222)	(183,581)	(50,641)	GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q	)	1,950	(193,352)	(205,249)	11,897	GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q	)	1,950	(317,747)	(305,294)	(12,453)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q	)	1,950	(115,046)	(212,835)	97,789	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q	)	1,950	(325,345)	(292,862)	(32,483)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q	)	1,950	(347,578)	(68,511)	(279,067)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q	)	1,950	(272,595)	(266,018)	(6,577)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q	)	1,950	(306,297)	(269,235)	(37,062)	GSI

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 55

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q	)		1,950	$(312,953)	$(285,472)	$(27,481)	GSI
HUB International Ltd.	06/20/29	5.000%(Q	)		1,950	(296,128)	(230,509)	(65,619)	GSI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q	)		3,000	(3,130)	49,333	(52,463)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q	)		15,000	(104,178)	(104,554)	376	GSI
Kingdom of Morocco	12/20/27	1.000%(Q	)		10,000	(69,451)	—	(69,451)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q	)		5,000	(34,726)	(34,851)	125	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q	)		1,950	(325,422)	(298,645)	(26,777)	GSI
Medline Borrower LP	06/20/29	5.000%(Q	)		1,950	(292,537)	(241,423)	(51,114)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q	)		1,950	105,291	6,965	98,326	GSI
Organon & Co.	06/20/29	5.000%(Q	)		1,950	(163,208)	(205,249)	42,041	GSI
PG&E Corp.	06/20/29	5.000%(Q	)		1,950	(287,969)	(248,502)	(39,467)	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q	)		1,950	(282,971)	(258,019)	(24,952)	GSI
Republic of Romania	12/20/29	1.000%(Q	)	EUR	4,500	214,425	162,431	51,994	BARC
Republic of South Africa	06/20/26	1.000%(Q	)		20,000	(31,941)	68,404	(100,345)	GSI
Safeway, Inc.	06/20/29	5.000%(Q	)		1,950	(334,876)	(305,294)	(29,582)	GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q	)		1,950	(299,848)	(285,472)	(14,376)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q	)		1,950	(284,116)	(261,211)	(22,905)	GSI
U.S. Treasury Notes	06/20/25	0.250%(Q	)	EUR	1,110	221	(89)	310	BARC
Uber Technologies, Inc.	06/20/29	5.000%(Q	)		1,950	(349,106)	(291,215)	(57,891)	GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q	)		1,950	(314,869)	(283,837)	(31,032)	GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q	)		1,950	(147,939)	(199,974)	52,035	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q	)		1,950	(149,466)	(278,134)	128,668	GSI

						$(6,473,008)	$(5,866,737)	$(606,271)

See Notes to Financial Statements.

56

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q	)	3,030	0.296%	$17,119	$13,910	$3,209	GSI
Bank of Montreal^	11/20/29	1.250%(Q	)	835	*	(1,279)	—	(1,279)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q	)	665	*	2,815	—	2,815	GSI
Citigroup, Inc.	12/20/25	1.000%(Q	)	3,030	0.315%	16,749	14,102	2,647	GSI
General Motors Co.	06/20/26	5.000%(Q	)	2,230	0.468%	126,268	98,897	27,371	GSI
Halliburton Co.	12/20/26	1.000%(Q	)	910	0.433%	9,308	2,859	6,449	GSI
Hellenic Republic	06/20/27	1.000%(Q	)	750	0.239%	12,707	11,190	1,517	BARC
Hellenic Republic	12/20/27	1.000%(Q	)	565	0.308%	10,577	9,431	1,146	BARC
Kingdom of Norway	12/20/25	—%(Q	)	10,000	0.044%	(2,777)	(3,158)	381	BARC
Kingdom of Spain	06/20/25	1.000%(Q	)	2,070	0.071%	5,110	2,722	2,388	BARC
Lincoln National Corp.	12/20/29	1.000%(Q	)	5,300	1.452%	(93,662)	(97,833)	4,171	BARC
Morgan Stanley	12/20/25	1.000%(Q	)	3,030	0.298%	17,085	13,910	3,175	GSI
Pacific Life	08/20/35	2.500%(Q	)	1,000	2.281%	20,426	(4)	20,430	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q	)	1,230	4.075%	(3,847)	(919)	(2,928)	MSI
Petroleos Mexicanos	12/24/25	3.750%(Q	)	3,227	4.157%	(6,034)	—	(6,034)	GSI
Petroleos Mexicanos^	03/23/26	4.100%(Q	)	5,800	*	(2,770)	—	(2,770)	GSI
Petroleos Mexicanos^	05/07/26	4.750%(Q	)	4,330	*	24,828	—	24,828	GSI
Republic of Italy	06/20/25	1.000%(Q	)	3,620	0.084%	8,870	4,757	4,113	BARC
Simon Property Group LP	06/20/26	1.000%(Q	)	1,980	0.253%	18,909	5,230	13,679	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q	)	2,915	1.444%	(11,007)	(16,331)	5,324	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q	)	680	0.353%	5,727	3,244	2,483	GSI

						$175,122	$62,007	$113,115

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 57

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000	%(Q)	61,231	$(827,739)	$(974,203)	$(146,464)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000	%(Q)	11,830	4.123%	$(340,892)	$(497,109)	$(156,217)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

See Notes to Financial Statements.

58

referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2025:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays		Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
4,500	3.100	%(A)	EUR 4,883	1 Day SOFR	(A)/ 4.410%	JPM	09/27/29	$(343,515)	$—	$(343,515)

Interest rate swap agreements outstanding at April 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	2,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.459%	$(28,953)	$184,294	$213,247
GBP	15,780	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.459%	1,652,770	1,833,095	180,325
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.459%	(30,882)	298,326	329,208
	246,380	05/07/25	4.321%(A)	1 Day USOIS(2)(A)/ 4.330%	—	(7,171)	(7,171)
	110,000	05/13/25	5.140%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(263,981)	(263,981)
	24,570	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(65,476)	(65,476)
	45,000	05/13/26	4.735%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(375,434)	(375,434)
	12,090	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	2,236	(198,071)	(200,307)
	16,000	05/11/27	0.700%(A)	1 Day SOFR(1)(A)/ 4.410%	1,776,548	1,502,181	(274,367)
	10,000	12/15/27	3.709%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(69,589)	(69,589)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 59

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
91,780	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/ 4.410%	$—	$(2,471,340)	$(2,471,340)
41,330	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.410%	—	549,208	549,208
7,820	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	(55,686)	(98,778)	(43,092)
24,771	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(341,344)	(341,344)
3,375	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	1,540,576	1,580,785	40,209
42,715	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	624,695	707,184	82,489
6,930	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.410%	53,717	139,137	85,420
31,500	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	25,188	25,188
13,780	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.410%	(252,471)	(753,326)	(500,855)

				$5,282,550	$2,174,888	$(3,107,662)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	JPM	06/20/25	(88,430)	$(1,683,996)	$—	$(1,683,996)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	JPM	09/22/25	(17,440)	(34,416)	—	(34,416)
Total Return Benchmark Bond Index(T)††	1 Day SOFR -54bps(T)/ 3.870%	JPM	09/19/25	(53,916)	932,487	—	932,487
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(2,944)	53,256	—	53,256

					$(732,669)	$—	$(732,669)

See Notes to Financial Statements.

60

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of April 30, 2025, termination date 09/19/2025:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value

Sysco Corp.	3,625,764	$3,857,450	1.55%
Morgan Stanley	3,625,764	3,533,628	1.42%
Northrop Grumman Corp.	3,625,764	3,443,253	1.38%
United Parcel Service, Inc.	3,625,764	3,397,726	1.36%
Fox Corp.	3,625,764	3,358,305	1.35%
Telefonica Emisiones, S.A.U.	3,625,764	3,328,973	1.33%
Conagra Brands, Inc.	3,625,764	3,312,880	1.33%
Keurig Dr Pepper, Inc.	3,625,764	3,247,245	1.30%
HCA, Inc.	3,625,764	3,215,743	1.29%
The Walt Disney Co.	3,625,764	3,198,853	1.28%
Wells Fargo & Co.	3,625,764	3,197,532	1.28%
FedEx Corp.	3,625,764	3,192,791	1.28%
Cigna Corp.	3,625,764	3,191,692	1.28%
Walgreens Boots Alliance, Inc.	3,625,764	3,173,655	1.27%
Bristol-Myers Squibb Co.	3,625,764	3,050,866	1.22%
ExxonMobil Corp.	3,625,764	2,986,541	1.20%
T-Mobile USA, Inc.	3,625,764	2,947,363	1.18%
Thermo Fisher Scientific, Inc.	3,625,764	2,936,630	1.18%
Eli Lilly and Co.	3,625,764	2,921,770	1.17%
Johnson & Johnson	3,625,764	2,910,110	1.17%
Fiserv, Inc.	3,625,764	2,901,735	1.16%
McDonald’s Corp.	3,625,764	2,862,303	1.15%
Intel Corp.	3,625,764	2,857,672	1.15%
Mastercard, Inc.	3,625,764	2,847,545	1.14%
Enterprise Products Operating LLC	3,625,764	2,837,632	1.14%
Progressive Corp.	3,625,764	2,815,655	1.13%
Bank of America Corp.	3,625,764	2,813,822	1.13%
Deere & Co.	3,625,764	2,795,284	1.12%
Vodafone Group PLC	3,625,764	2,767,164	1.11%
Paramount Group, Inc.	3,625,764	2,747,858	1.10%
Union Electric Co.	3,625,764	2,736,677	1.10%
Becton, Dickinson & Co.	3,625,764	2,735,133	1.10%
NVIDIA Corp.	3,625,764	2,693,358	1.08%
Equinor ASA	3,625,764	2,675,337	1.07%
Dollar General Corp.	3,625,764	2,650,033	1.06%

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 61

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value

Oracle Corp.	3,625,764	$2,625,295	1.05%
Global Payments, Inc.	3,625,764	2,617,199	1.05%
Humana, Inc.	3,625,764	2,606,154	1.04%
Rogers Communications, Inc.	3,625,764	2,605,933	1.04%
eBay, Inc.	3,625,764	2,603,521	1.04%
Verizon Communications, Inc.	3,625,764	2,569,849	1.03%
Entergy Corp.	3,625,764	2,565,611	1.03%
Nike, Inc.	3,625,764	2,528,672	1.01%
B.A.T. Capital Corp.	3,625,764	2,524,665	1.01%
Caterpillar, Inc.	3,625,764	2,507,454	1.00%
Union Pacific Corp.	3,625,764	2,498,190	1.00%
Amazon.com, Inc.	3,625,764	2,496,654	1.00%
Starbucks Corp.	3,625,764	2,494,462	1.00%
Altria Group, Inc.	3,625,764	2,494,255	1.00%
Duke Energy Corp.	3,625,764	2,459,260	0.99%

		$144,337,388

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$470,102	$(6,309,056)	$6,370,342	$(7,919,071)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$32,226,683

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

62

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$22,934,294	$—
Collateralized Loan Obligations	—	639,514,690	—
Consumer Loans	—	23,526,100	—
Credit Cards	—	5,048,854	—
Equipment	—	1,584,723	—
Home Equity Loans	—	16,426,119	—
Other	—	11,237,387	—
Residential Mortgage-Backed Securities	—	10,256,930	2,851,503
Student Loans	—	2,853,491	—
Commercial Mortgage-Backed Securities	—	178,986,579	—
Corporate Bonds	—	623,349,358	1,702,907
Floating Rate and Other Loans	—	30,804,707	9,143,601
Municipal Bonds	—	6,637,655	—
Residential Mortgage-Backed Securities	—	133,266,134	1,343,589
Sovereign Bonds	—	131,017,104	—
U.S. Government Agency Obligations	—	299,970,037	—
U.S. Treasury Obligations	—	1,030,375,545	—
Affiliated Exchange-Traded Funds	211,159,722	—	—
Common Stocks	1,306,023	3,298,134	1,677,859
Preferred Stocks	—	—	655,680
Warrants	—	14,395	308
Short-Term Investments
Affiliated Mutual Funds	122,329,429	—	—
Options Purchased	2,275	1,526,372	—

Total	$334,797,449	$3,172,628,608	$17,375,447

Liabilities
Options Written	$(340,113)	$(3,552,592)	$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Futures Contracts	373,519	—	—
OTC Forward Foreign Currency Exchange Contracts	—	4,713,119	—
OTC Cross Currency Exchange Contracts	—	20,465	—
OTC Packaged Credit Default Swap Agreements	—	4,752,866	—
OTC Credit Default Swap Agreements	—	588,792	46,481
Centrally Cleared Interest Rate Swap Agreements	—	1,505,294	—
OTC Total Return Swap Agreements	—	985,743	—

Total	$373,519	$12,566,279	$46,481

Liabilities
Forward Commitment Contracts	$—	$(14,252,872)	$—
Futures Contracts	(17,825,389)	—	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 63

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(9,102,140)	$—
OTC Cross Currency Exchange Contracts	—	(881)	—
OTC Packaged Credit Default Swap Agreements	—	(4,785,317)	—
Centrally Cleared Credit Default Swap Agreements	—	(302,681)	—
OTC Credit Default Swap Agreements	—	(6,910,272)	(4,049)
OTC Currency Swap Agreement	—	(343,515)	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,612,956)	—
OTC Total Return Swap Agreements	—	(1,718,412)	—

Total	$(17,825,389)	$(42,029,046)	$(4,049)

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

U.S. Treasury Obligations	30.2%
Collateralized Loan Obligations	18.8
U.S. Government Agency Obligations	8.8
Affiliated Exchange-Traded Funds	6.2
Commercial Mortgage-Backed Securities	5.3
Residential Mortgage-Backed Securities	4.4
Sovereign Bonds	3.8
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	3.6
Banks	2.6
Retail	1.8
Oil & Gas	1.4
Electric	1.4
Telecommunications	1.2
Chemicals	1.1
Pipelines	1.0
Foods	1.0
Aerospace & Defense	0.7
Consumer Loans	0.7
Automobiles	0.7
Diversified Financial Services	0.5

Media	0.5%
Home Equity Loans	0.5
Real Estate Investment Trusts (REITs)	0.5
Auto Manufacturers	0.4
Engineering & Construction	0.4
Leisure Time	0.4
Airlines	0.4
Commercial Services	0.4
Other	0.3
Mining	0.3
Auto Parts & Equipment	0.3
Computers	0.2
Home Builders	0.2
Holding Companies-Diversified	0.2
Entertainment	0.2
Lodging	0.2
Municipal Bonds	0.2
Agriculture	0.2
Pharmaceuticals	0.2
Packaging & Containers	0.2
Trucking & Leasing	0.2
Building Materials	0.2

See Notes to Financial Statements.

64

Industry Classification (continued):

Metal Fabricate/Hardware	0.2%
Office/Business Equipment	0.2
Internet	0.1
Credit Cards	0.1
Healthcare-Services	0.1
Distribution/Wholesale	0.1
Iron/Steel	0.1
Machinery-Diversified	0.1
Forest Products & Paper	0.1
Student Loans	0.1
Transportation	0.1
Gas	0.1
Wireless Telecommunication Services	0.1
Oil, Gas & Consumable Fuels	0.1
Multi-National	0.0	*
Insurance	0.0	*
Healthcare-Products	0.0	*
Equipment	0.0	*
Options Purchased	0.0	*

Real Estate	0.0	*%
Gas Utilities	0.0	*
Coal	0.0	*
Apparel	0.0	*
Housewares	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Interactive Media & Services	0.0	*
Environmental Control	0.0	*
Oil & Gas Services	0.0	*

	103.4
Options Written	(0.1)
Liabilities in excess of other assets	(3.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—	Due from/to broker-variation margin swaps and swaptions	$302,681*
Credit contracts	Premiums paid for OTC swap agreements	470,102	Premiums received for OTC swap agreements Options written	6,309,056
Credit contracts	Unaffiliated investments Unrealized appreciation	965,754	outstanding, at value Unrealized depreciation	1,141,525
Credit contracts	on OTC swap agreements	5,384,599	on OTC swap agreements	5,857,144

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 65

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unaffiliated investments	$314,592		Options written outstanding, at value	$2,141,516
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	20,465		Unrealized depreciation on OTC cross currency exchange contracts	881
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,713,119		Unrealized depreciation on OTC forward foreign currency exchange contracts	9,102,140
Interest rate contracts	Due from/to broker-variation margin futures	373,519	*	Due from/to broker-variation margin futures	17,825,389	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,505,294	*	Due from/to broker-variation margin swaps	4,612,956	*
Interest rate contracts	Unaffiliated investments	248,301		Options written outstanding, at value	609,664
Interest rate contracts	Unrealized appreciation on OTC swap agreements	985,743		Unrealized depreciation on OTC swap agreements	2,061,927

		$14,981,488			$49,964,879

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(305,590)	$889,848	$—	$—	$(854,507)
Foreign exchange contracts	(280,125)	2,031,184	—	(6,983,600)	—
Interest rate contracts	147,565	43,769	33,515,528	—	5,462,887

Total	$(438,150)	$2,964,801	$33,515,528	$(6,983,600)	$4,608,380

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

66

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(68,130)	$(192,561)	$—	$—	$831,517
Foreign exchange contracts	146,747	(365,753)	—	(6,122,507)	—
Interest rate contracts	167,411	(249,726)	(43,254,819)	—	(7,884,018)

Total	$246,028	$(808,040)	$(43,254,819)	$(6,122,507)	$(7,052,501)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 633,196
Options Written (2)	828,633,837
Futures Contracts - Long Positions (2)	174,382,646
Futures Contracts - Short Positions (2)	1,367,868,258
Forward Foreign Currency Exchange Contracts - Purchased (3)	251,618,524
Forward Foreign Currency Exchange Contracts - Sold (3)	631,740,240
Cross Currency Exchange Contracts (4)	3,537,935
Interest Rate Swap Agreements (2)	484,446,994
Credit Default Swap Agreements - Buy Protection (2)	233,322,408
Credit Default Swap Agreements - Sell Protection (2)	198,502,589
Currency Swap Agreements (2)	4,500,000
Total Return Swap Agreements (2)	113,740,153

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 67

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$43,407,775	$(43,407,775)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$5,126,223	$(5,039,408)	$86,815	$—	$86,815
BNP	167,217	(178,802)	(11,585)	—	(11,585)
BNY	—	(186,380)	(186,380)	34,105	(152,275)
BOA	121,811	(735,734)	(613,923)	590,191	(23,732)
CITI	1,209,720	(854,672)	355,048	(271,815)	83,233
DB	128,570	(814,679)	(686,109)	686,109	—
GSI	1,100,025	(7,679,476)	(6,579,451)	6,579,451	—
HSBC	750,675	(5,540,613)	(4,789,938)	4,789,938	—
JPM	1,949,407	(2,691,412)	(742,005)	742,005	—
MSI	1,275,581	(2,973,660)	(1,698,079)	1,698,079	—
SCB	222,979	(11,641)	211,338	(211,338)	—
SSB	643,453	(102,604)	540,849	(69,597)	471,252
TD	404,739	(74,659)	330,080	—	330,080

	$13,100,400	$(26,883,740)	$(13,783,340)	$14,567,128	$783,788

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

68

Statement of Assets and Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $43,407,775:
Unaffiliated investments (cost $3,178,210,061)	$3,191,312,353
Affiliated investments (cost $333,708,309)	333,489,151
Foreign currency, at value (cost $2,996,000)	2,986,084
Receivable for investments sold	43,743,801
Dividends and interest receivable	24,826,995
Receivable for Fund shares sold	16,242,796
Unrealized appreciation on OTC swap agreements	6,370,342
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,713,119
Premiums paid for OTC swap agreements	470,102
Due from broker—variation margin swaps	406,027
Unrealized appreciation on OTC cross currency exchange contracts	20,465
Prepaid expenses and other assets	217,084

Total Assets	3,624,798,319

Liabilities

Payable for investments purchased	110,236,932
Payable to broker for collateral for securities on loan	44,328,152
Payable for Fund shares purchased	15,852,435
Forward commitment contracts, at value (proceeds receivable $14,196,826)	14,252,872
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,102,140
Unrealized depreciation on OTC swap agreements	7,919,071
Premiums received for OTC swap agreements	6,309,056
Options written outstanding, at value (premiums received $3,407,594)	3,892,705
Management fee payable	1,584,294
Dividends payable	822,668
Due to broker—variation margin futures	530,324
Accrued expenses and other liabilities	272,241
Distribution fee payable	83,635
Affiliated transfer agent fee payable	2,488
Payable to custodian	2,397
Unrealized depreciation on OTC cross currency exchange contracts	881

Total Liabilities	215,192,291

Net Assets	$3,409,606,028

Net assets were comprised of:
Shares of beneficial interest, at par	$374,312
Paid-in capital in excess of par	3,666,473,129
Total distributable earnings (loss)	(257,241,413)

Net assets, April 30, 2025	$3,409,606,028

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 69

Statement of Assets and Liabilities (unaudited)

as of April 30, 2025

Class A

Net asset value and redemption price per share,
($189,167,168 ÷ 20,850,268 shares of beneficial interest issued and outstanding)	$9.07
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.37

Class C

Net asset value, offering price and redemption price per share,
($56,013,300 ÷ 6,154,814 shares of beneficial interest issued and outstanding)	$9.10

Class Z

Net asset value, offering price and redemption price per share,
($3,007,320,422 ÷ 329,978,887 shares of beneficial interest issued and outstanding)	$9.11

Class R6

Net asset value, offering price and redemption price per share,
($157,105,138 ÷ 17,328,484 shares of beneficial interest issued and outstanding)	$9.07

See Notes to Financial Statements.

70

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Interest income (net of $702 foreign withholding tax)	$75,031,099
Affiliated dividend income	6,548,908
Unaffiliated dividend income	4,927,100
Income from securities lending, net (including affiliated income of $41,580)	46,373

Total income	86,553,480

Expenses
Management fee	8,939,882
Distribution fee(a)	462,015
Transfer agent’s fees and expenses (including affiliated expense of $9,512)(a)	1,343,589
Registration fees(a)	96,698
Custodian and accounting fees	95,614
Shareholders’ reports	54,240
SEC registration fees	50,615
Audit fee	36,206
Professional fees	25,538
Trustees’ fees	20,543
Miscellaneous	33,952

Total expenses	11,158,892
Less: Fee waiver and/or expense reimbursement(a)	(153,198)

Net expenses	11,005,694

Net investment income (loss)	75,547,786

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,185))	(4,412,960)
Affiliated net capital gain distributions received	26,662
Futures transactions	33,515,528
Forward and cross currency contract transactions	(6,983,600)
Options written transactions	2,964,801
Swap agreement transactions	4,608,380
Foreign currency transactions	(3,420,005)

26,298,806

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(509,437))	16,824,700
Futures	(43,254,819)
Forward and cross currency contracts	(6,122,507)
Options written	(808,040)
Swap agreements	(7,052,501)
Foreign currencies	(488,535)
Unfunded loan commitment	(178)

(40,901,880)

Net gain (loss) on investment and foreign currency transactions	(14,603,074)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 71

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Increase (Decrease) In Net Assets Resulting From Operations	$60,944,712

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	213,420	248,595	—	—
Transfer agent’s fees and expenses	50,316	17,321	1,273,242	2,710
Registration fees	13,884	9,422	59,507	13,885
Fee waiver and/or expense reimbursement	(8,561)	(2,495)	(135,117)	(7,025)

See Notes to Financial Statements.

72

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$75,547,786	$110,172,203
Net realized gain (loss) on investment and foreign currency transactions	26,272,144	(41,014,894)
Affiliated net capital gain distributions received	26,662	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(40,901,880)	93,950,427

Net increase (decrease) in net assets resulting from operations	60,944,712	163,107,736

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,157,530)	(6,969,111)
Class C	(1,012,224)	(1,518,338)
Class Z	(68,571,006)	(103,063,732)
Class R6	(3,609,685)	(5,379,331)

	(77,350,445)	(116,930,512)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,313,406,692	2,126,031,131
Net asset value of shares issued in reinvestment of dividends and distributions	72,947,113	109,659,594
Cost of shares purchased	(668,301,756)	(885,479,718)

Net increase (decrease) in net assets from Fund share transactions	718,052,049	1,350,211,007

Total increase (decrease)	701,646,316	1,396,388,231

Net Assets:

Beginning of period	2,707,959,712	1,311,571,481

End of period	$3,409,606,028	$2,707,959,712

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 73

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.11		$8.87	$8.79	$9.22	$8.94	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.47	0.41	0.22	0.21	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.28	0.14	(0.43)	0.30	(0.49)
Total from investment operations	0.18		0.75	0.55	(0.21)	0.51	(0.19)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.51)	(0.45)	(0.22)	(0.22)	(0.26)
Tax return of capital distributions	-		-	(0.02)	-	(0.01)	(0.04)
Distributions from net realized gains	-		-	-	-	-	(0.30)
Total dividends and distributions	(0.22)		(0.51)	(0.47)	(0.22)	(0.23)	(0.60)
Net asset value, end of period	$9.07		$9.11	$8.87	$8.79	$9.22	$8.94
Total Return(b):	2.00%		8.60%	6.45%	(2.30)%	5.71%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$189,167		$155,240	$106,045	$94,351	$109,630	$93,597
Average net assets (000)	$172,150		$125,443	$100,819	$97,005	$98,531	$114,656
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.92	%(d)	0.95%	0.98%	0.98%	0.97%	0.97%
Expenses before waivers and/or expense reimbursement	0.93	%(d)	0.95%	0.98%	0.98%	0.97%	0.97%
Net investment income (loss)	4.75	%(d)	5.21%	4.64%	2.46%	2.32%	3.27%
Portfolio turnover rate(e)(f)	42%		77%	156%	30%	48%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.14		$8.89	$8.82	$9.25	$8.97	$9.76
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.40	0.34	0.15	0.15	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)		0.28	0.13	(0.43)	0.29	(0.48)
Total from investment operations	0.15		0.68	0.47	(0.28)	0.44	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.43)	(0.38)	(0.15)	(0.15)	(0.20)
Tax return of capital distributions	-		-	(0.02)	-	(0.01)	(0.04)
Distributions from net realized gains	-		-	-	-	-	(0.30)
Total dividends and distributions	(0.19)		(0.43)	(0.40)	(0.15)	(0.16)	(0.54)
Net asset value, end of period	$9.10		$9.14	$8.89	$8.82	$9.25	$8.97
Total Return(b):	1.61%		7.85%	5.49%	(3.04)%	5.03%	(2.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,013		$41,463	$25,851	$31,871	$42,635	$66,396
Average net assets (000)	$50,131		$32,094	$28,227	$36,300	$52,974	$86,229
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.70	%(d)	1.76%	1.78%	1.75%	1.73%	1.73%
Expenses before waivers and/or expense reimbursement	1.71	%(d)	1.76%	1.78%	1.75%	1.73%	1.73%
Net investment income (loss)	3.95	%(d)	4.39%	3.81%	1.67%	1.64%	2.51%
Portfolio turnover rate(e)(f)	42%		77%	156%	30%	48%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 75

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.15		$8.91	$8.83	$9.26	$8.98	$9.77
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.49	0.43	0.25	0.24	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.28	0.15	(0.44)	0.29	(0.48)
Total from investment operations	0.19		0.77	0.58	(0.19)	0.53	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.53)	(0.48)	(0.24)	(0.24)	(0.29)
Tax return of capital distributions	-		-	(0.02)	-	(0.01)	(0.04)
Distributions from net realized gains	-		-	-	-	-	(0.30)
Total dividends and distributions	(0.23)		(0.53)	(0.50)	(0.24)	(0.25)	(0.63)
Net asset value, end of period	$9.11		$9.15	$8.91	$8.83	$9.26	$8.98
Total Return(b):	2.11%		8.84%	6.71%	(2.03)%	5.96%	(1.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,007,320		$2,384,670	$1,116,816	$1,108,186	$767,056	$1,071,124
Average net assets (000)	$2,716,854		$1,796,014	$1,020,990	$914,879	$833,908	$1,499,872
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69	%(d)	0.73%	0.73%	0.72%	0.73%	0.73%
Expenses before waivers and/or expense reimbursement	0.70	%(d)	0.73%	0.74%	0.72%	0.73%	0.74%
Net investment income (loss)	4.97	%(d)	5.41%	4.83%	2.81%	2.64%	3.53%
Portfolio turnover rate(e)(f)	42%		77%	156%	30%	48%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

76

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.11		$8.86	$8.79	$9.21	$8.93	$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.50	0.44	0.25	0.26	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.28	0.13	(0.42)	0.28	(0.48)
Total from investment operations	0.19		0.78	0.57	(0.17)	0.54	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.53)	(0.48)	(0.25)	(0.25)	(0.29)
Tax return of capital distributions	-		-	(0.02)	-	(0.01)	(0.04)
Distributions from net realized gains	-		-	-	-	-	(0.30)
Total dividends and distributions	(0.23)		(0.53)	(0.50)	(0.25)	(0.26)	(0.63)
Net asset value, end of period	$9.07		$9.11	$8.86	$8.79	$9.21	$8.93
Total Return(b):	2.15%		9.06%	6.69%	(1.87)%	6.07%	(1.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$157,105		$126,586	$62,859	$62,579	$60,135	$127,864
Average net assets (000)	$141,031		$92,444	$60,732	$60,251	$97,518	$109,540
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62	%(d)	0.64%	0.65%	0.65%	0.64%	0.65%
Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.64%	0.65%	0.65%	0.64%	0.65%
Net investment income (loss)	5.04	%(d)	5.49%	4.95%	2.82%	2.79%	3.54%
Portfolio turnover rate(e)(f)	42%		77%	156%	30%	48%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 77

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s

78

investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The

PGIM Absolute Return Bond Fund 79

Notes to Financial Statements (unaudited) (continued)

third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

80

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

PGIM Absolute Return Bond Fund 81

Notes to Financial Statements (unaudited) (continued)

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by

PGIM Absolute Return Bond Fund 83

Notes to Financial Statements (unaudited) (continued)

one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The

PGIM Absolute Return Bond Fund 85

Notes to Financial Statements (unaudited) (continued)

Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and

PGIM Absolute Return Bond Fund 87

Notes to Financial Statements (unaudited) (continued)

credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

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Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.590% of average daily net assets up to $2.5 billion;	0.59%
0.565% of average daily net assets from $2.5 billion to $5 billion;
0.540% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.73
R6	0.70

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and

PGIM Absolute Return Bond Fund 91

Notes to Financial Statements (unaudited) (continued)

servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$185,396	$9,191
C	—	16,325

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$1,407,261,045	$1,035,167,721

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented in thousands (000) as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$ 26,037	$ 66,181	$ —	$ (191)	$—	$ 92,027	1,798	$1,451	$25

PGIM Floating Rate Income ETF
—	2,540	—	(85)	—	2,455	50	69	2

PGIM Ultra Short Bond ETF
116,913	—	—	(235)	—	116,678	2,350	2,943	—
$142,950	$ 68,721	$ —	$ (511)	$—	$211,160		$4,463	$27

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)
77,461	746,162	745,749	—	—	77,874	77,874	2,086	—

PGIM Absolute Return Bond Fund 93

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(b)(wa)
$ 10,365	$ 345,151	$ 311,055	$ 2	$ (8)	$ 44,455	44,486	$ 41(1)	$ —
$ 87,826	$1,091,313	$1,056,804	$ 2	$ (8)	$122,329		$2,127	$ —
$ 230,776	$1,160,034	$1,056,804	$ (509)	$ (8)	$333,489		$6,590	$27

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$3,490,297,625	$62,304,686	$(78,565,717)	$(16,261,031)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$228,786,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	33,557	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	9	88.4

PGIM Absolute Return Bond Fund 95

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	6,432,348	$58,671,807
Shares issued in reinvestment of dividends and distributions	421,840	3,851,065
Shares purchased	(3,250,826)	(29,599,734)
Net increase (decrease) in shares outstanding before conversion	3,603,362	32,923,138
Shares issued upon conversion from other share class(es)	565,750	5,162,891
Shares purchased upon conversion into other share class(es)	(357,156)	(3,259,580)
Net increase (decrease) in shares outstanding	3,811,956	$34,826,449

Year ended October 31, 2024:
Shares sold	7,667,821	$69,410,971
Shares issued in reinvestment of dividends and distributions	689,023	6,238,418
Shares purchased	(3,703,995)	(33,467,150)
Net increase (decrease) in shares outstanding before conversion	4,652,849	42,182,239
Shares issued upon conversion from other share class(es)	690,426	6,243,460
Shares purchased upon conversion into other share class(es)	(266,612)	(2,410,198)
Net increase (decrease) in shares outstanding	5,076,663	$46,015,501

Class C
Six months ended April 30, 2025:
Shares sold	2,267,876	$20,775,726
Shares issued in reinvestment of dividends and distributions	108,267	991,239
Shares purchased	(566,984)	(5,186,515)
Net increase (decrease) in shares outstanding before conversion	1,809,159	16,580,450
Shares purchased upon conversion into other share class(es)	(191,157)	(1,750,380)
Net increase (decrease) in shares outstanding	1,618,002	$14,830,070

Year ended October 31, 2024:
Shares sold	2,412,933	$21,912,187
Shares issued in reinvestment of dividends and distributions	161,394	1,465,899
Shares purchased	(593,844)	(5,375,653)
Net increase (decrease) in shares outstanding before conversion	1,980,483	18,002,433
Shares purchased upon conversion into other share class(es)	(350,709)	(3,181,503)
Net increase (decrease) in shares outstanding	1,629,774	$14,820,930

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2025:
Shares sold	127,576,802	$1,169,545,183
Shares issued in reinvestment of dividends and distributions	7,054,531	64,694,560
Shares purchased	(65,471,646)	(599,573,044)
Net increase (decrease) in shares outstanding before conversion	69,159,687	634,666,699
Shares issued upon conversion from other share class(es)	817,820	7,498,513
Shares purchased upon conversion into other share class(es)	(555,305)	(5,088,159)
Net increase (decrease) in shares outstanding	69,422,202	$637,077,053

Year ended October 31, 2024:
Shares sold	214,807,755	$1,950,293,580
Shares issued in reinvestment of dividends and distributions	10,648,442	96,907,781
Shares purchased	(89,399,355)	(811,168,765)
Net increase (decrease) in shares outstanding before conversion	136,056,842	1,236,032,596
Shares issued upon conversion from other share class(es)	391,872	3,561,033
Shares purchased upon conversion into other share class(es)	(1,301,938)	(11,851,444)
Net increase (decrease) in shares outstanding	135,146,776	$1,227,742,185

Class R6
Six months ended April 30, 2025:
Shares sold	7,062,729	$64,413,976
Shares issued in reinvestment of dividends and distributions	373,875	3,410,249
Shares purchased	(3,729,861)	(33,942,463)
Net increase (decrease) in shares outstanding before conversion	3,706,743	33,881,762
Shares issued upon conversion from other share class(es)	122,907	1,118,595
Shares purchased upon conversion into other share class(es)	(403,312)	(3,681,880)
Net increase (decrease) in shares outstanding	3,426,338	$31,318,477

Year ended October 31, 2024:
Shares sold	9,324,324	$84,414,393
Shares issued in reinvestment of dividends and distributions	557,532	5,047,496
Shares purchased	(3,916,990)	(35,468,150)
Net increase (decrease) in shares outstanding before conversion	5,964,866	53,993,739
Shares issued upon conversion from other share class(es)	844,587	7,654,250
Shares purchased upon conversion into other share class(es)	(1,719)	(15,598)
Net increase (decrease) in shares outstanding	6,807,734	$61,632,391

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Absolute Return Bond Fund 97

Notes to Financial Statements (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the

PGIM Absolute Return Bond Fund 99

Notes to Financial Statements (unaudited) (continued)

instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt

PGIM Absolute Return Bond Fund 101

Notes to Financial Statements (unaudited) (continued)

securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be elevated. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Absolute Return Bond Fund 103

Notes to Financial Statements (unaudited) (continued)

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U. S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U. S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

PGIM Absolute Return Bond Fund 105

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

 Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2025